================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-5038

                           Clearwater Investment Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

  2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
  ----------------------------------------------------------------------------
   (Address of principal executive offices)                         (Zip code)

                                 Jay A. Narverud
                            Chief Compliance Officer
                           Fiduciary Counselling, Inc.
                   2000 Wells Fargo Place, 30 East 7th Street
                        Saint Paul, Minnesota 55101-4930
  ----------------------------------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                               Timothy Silva, Esq.
                   Wilmer Cutler Pickering Hale and Dorr, LLP
                                 60 State Street
                           Boston, Massachusetts 02109
  ----------------------------------------------------------------------------
                    (Name and address for agent for service)

        Registrant's telephone number, including area code: 651-228-0935

Date of fiscal year end: December 31, 2007
Date of reporting period: March 31, 2007

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

================================================================================

                          CLEARWATER INVESTMENT TRUST
                Schedule of Investments - Clearwater Growth Fund
                                 March 31, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
Common stocks:

   Consumer discretionary:
         2,300         ABERCROMBIE & FITCH CO                         $         50,218           174,064
         1,809         ACCO BRANDS CORP (b)                                     16,591            43,579
           300         ADVANCE AUTO PARTS                                       10,758            11,565
         5,850         AMAZON COM INC (b)                                      180,405           232,772
        10,950         AMERICAN EAGLE OUTFITTERS INC                           106,990           328,391
           900         AMERICAN GREETINGS CORP                                  13,869            20,889
           300         ANNTAYLOR STORES CORP (b)                                11,958            11,634
         1,400         APPLEBEES INTL INC                                       36,640            34,692
           600         ARVINMERITOR INC                                         10,494            10,950
         2,392         AUTOLIV                                                 108,823           136,607
         1,600         AUTONATION INC DEL (b)                                   30,080            33,984
         5,100         AUTOZONE INC (b)                                        544,407           653,514
         7,475         BED BATH & BEYOND INC (b)                               279,785           300,271
         1,850         BELO CORP                                                30,400            34,540
        10,400         BEST BUY CO INC                                         349,645           506,688
         1,400         BIG LOTS INC (b)                                         15,477            43,792
         1,300         BLACK & DECKER CORPORATION                               44,208           106,106
         1,600         BORG WARNER INC                                          82,009           120,672
         2,700         BRINKER INTL INC                                         63,206            88,290
         2,525         CABLEVISION SYS CORP                                          0            76,836
         4,168         CARMAX INC (b)                                           50,984           102,283
           330         CAVCO INDS INC DEL (b)                                      815            11,534
        13,289         CBS CORP CLASS B                                        366,122           406,511
           800         CDW CORP                                                 44,354            49,144
         6,600         CENTEX CORP                                              66,427           275,748
         4,575         CHEESECAKE FACTORY (b)                                  122,107           121,924
         8,000         CHICOS FAS INC (b)                                      141,425           195,440
         8,900         CIRCUIT CITY STORES INC                                 104,507           164,917
         4,575         CLEAR CHANNEL COMMUNICATIONS                            152,744           160,308
         9,200         COACH INC (b)                                           107,172           460,460
        60,817         COMCAST CORP NEW (b)                                  1,169,017         1,578,201
         1,300         COPART INC (b)                                           32,032            36,413
         7,800         COSTCO WHSL CORP NEW                                    237,671           419,952
         6,533         D R HORTON INC                                          137,874           143,726
         2,800         DARDEN RESTAURANTS INC                                   65,099           115,332
        17,423         DIRECTV GROUP INC (b)                                   258,330           401,949
        36,660         DISNEY WALT CO                                          784,463         1,262,204
         4,800         DOLBY LABORATORIES INC (b)                              104,393           165,648
         1,600         DOLLAR GEN CORP                                          29,734            33,840
           500         DOLLAR TREE STORES INC (b)                               10,674            19,120
           300         DOW JONES & CO INC                                       10,650            10,341
         4,300         EASTMAN KODAK CO                                        100,539            97,008
         4,200         ECHOSTAR COMMUNICATIONS CORP N (b)                      152,597           182,406
         4,520         EXPEDIA INC DEL (b)                                      83,181           104,774
         9,064         FEDERATED DEPT STORES INC DE                            244,139           408,333
         2,300         FOOT LOCKER INC                                          36,173            54,165
        18,200         FORD MTR CO DEL                                         152,057           143,598
         7,700         FORTUNE BRANDS INC                                      266,191           606,914
         3,800         GAMESTOP CORP NEW (b)                                    15,311           123,766
         3,000         GANNETT INC                                             181,228           168,870
         9,900         GAP INC                                                 151,942           170,379
        12,100         GENERAL MTRS CORP                                       281,388           370,744
         9,200         GENTEX CORP                                             131,306           149,500
           681         HANESBRANDS INC (b)                                      15,037            20,015
        14,850         HARLEY DAVIDSON INC                                      87,002           872,438
         2,350         HARMAN INTL INDS INC NEW                                206,167           225,788
         5,800         HARRAHS ENTMT INC                                       427,395           489,810
         8,150         HEARST ARGYLE TELEVISION INC                            196,577           221,599
         4,700         HERTZ GLOBAL HLDGS INC (b)                               88,290           111,390
         7,203         HILTON HOTELS CORP                                      169,355           259,020

See accompanying notes to financial statements                       (Continued)

                          CLEARWATER INVESTMENT TRUST
                Schedule of Investments - Clearwater Growth Fund
                                 March 31, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
   Consumer discretionary (Cont'd):
        48,025         HOME DEPOT INC                                 $        244,498         1,764,439
         2,659         IDEARC INC                                               68,147            93,331
         5,300         INTERNATIONAL GAME TECHNOLOGY                           181,663           214,014
         1,511         INTERPUBLIC GROUP COS INC (b)                            19,808            18,600
         3,650         JOHNSON CTLS INC                                        171,134           345,363
         2,200         JONES APPAREL GROUP INC                                  78,005            67,606
         3,500         KB HOME                                                 140,429           149,345
        11,550         KOHLS CORP (b)                                           92,211           884,846
           700         LAMAR ADVERTISING CO                                     26,224            44,079
         1,300         LEAR CORP (b)                                            21,307            47,463
           900         LEE ENTERPRISES INC                                      30,240            27,045
         3,100         LEGGETT & PLATT INC                                      70,116            70,277
         2,100         LENNAR CORP                                              95,438            88,641
           262         LIBERTY GLOBAL INC (b)                                    3,916             8,028
        10,437         LIBERTY MEDIA CORP NEW (b)                              168,746           248,609
         2,631         LIBERTY MEDIA CORP NEW (b)                              156,652           290,962
        10,290         LIMITED BRANDS INC                                      118,493           268,157
           921         LIVE NATION INC (b)                                      11,411            20,317
         1,850         LIZ CLAIBORNE INC                                        62,867            79,273
        31,600         LOWES COS INC                                           670,577           995,084
           100         M.D.C. HOLDINGS INC                                       6,787             4,807
        23,700         MARRIOTT INTL INC NEW                                    97,956         1,160,352
         6,500         MATTEL INC                                              118,061           179,205
         1,751         MCCLATCHY CO                                             61,722            55,349
        24,100         MCDONALDS CORP                                          577,586         1,085,705
         7,190         MCGRAW HILL COS INC                                     279,243           452,107
         3,300         MOHAWK INDS INC (b)                                     248,413           270,765
           974         MOVE INC (b)                                                  0             5,396
         3,800         NEWELL RUBBERMAID INC                                    86,564           118,142
        43,775         NEWS CORP                                               678,724         1,012,078
         3,200         NIKE INC                                                212,954           340,032
         5,000         NORDSTROM INC                                            52,596           264,700
         8,099         OFFICE DEPOT INC (b)                                    189,986           284,599
         3,300         OFFICEMAX INC DEL                                       114,939           174,042
         2,500         OMNICOM GROUP                                           168,958           255,950
           400         PACIFIC SUNWEAR OF CALIF (b)                              9,204             8,332
         2,500         PENN NATL GAMING INC (b)                                 97,645           106,050
         3,700         PENNEY J C INC                                          142,894           303,992
         1,400         PETSMART INC                                             35,894            46,144
         1,500         POLO RALPH LAUREN CORP                                   31,320           132,225
         2,200         PULTE HOMES INC                                          52,465            58,212
           100         RADIOSHACK CORP                                           1,933             2,703
         3,000         REGAL ENTMT GROUP                                        55,920            59,610
         6,000         ROSS STORES INC                                         148,772           206,400
           400         RYLAND GROUP INC                                         12,909            16,876
         1,000         SCHOLASTIC CORP (b)                                      28,560            31,100
         1,500         SCRIPPS E W CO OH                                        62,951            67,020
         1,479         SEARS HLDGS CORP (b)                                    113,477           266,457
         1,100         SHERWIN WILLIAMS CO                                      50,106            72,644
        30,800         SIRIUS SATELLITE RADIO INC (b)                          116,116            98,560
           700         SNAP ON INC                                              17,991            33,670
           900         STANLEY WORKS                                            27,855            49,824
        12,150         STAPLES INC                                             173,534           313,956
        16,150         STARBUCKS CORP (b)                                      290,213           506,464
         5,010         STARWOOD HOTELS & RESORTS INC                           224,617           324,899
           946         STATION CASINOS INC                                      63,967            81,895
        15,000         TARGET CORP                                             493,687           888,900
         3,000         TIFFANY & CO NEW                                         86,618           136,440
        17,108         TIM HORTONS INC                                         366,842           520,425
           100         TIMBERLAND CO (b)                                         3,401             2,603
        85,800         TIME WARNER INC NEW                                   1,181,330         1,691,976

See accompanying notes to financial statements                       (Continued)

                          CLEARWATER INVESTMENT TRUST
                Schedule of Investments - Clearwater Growth Fund
                                 March 31, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
   Consumer discretionary (Cont'd):
         8,400         TJX COS INC NEW                                $        158,823           226,464
         2,000         TOLL BROS INC (b)                                        50,443            54,760
         2,300         TRIBUNE CO NEW                                           70,272            73,853
         6,600         TRW AUTOMOTIVE HLDGS CORP (b)                           186,795           229,812
         3,227         URBAN OUTFITTERS INC (b)                                 61,562            85,548
         1,700         V F CORP                                                 87,065           140,454
         6,912         VIACOM INC NEW (b)                                      303,395           284,152
         7,277         VIRGIN MEDIA INC                                        183,458           183,744
        45,250         WAL MART STORES INC                                   2,173,768         2,124,488
           100         WASHINGTON POST CO                                       74,901            76,350
        12,633         WENDYS INTL INC                                         323,241           395,413
         3,779         WHIRLPOOL CORP                                          172,356           320,875
           800         WILEY JOHN & SON                                         27,401            30,208
         1,000         WILLIAMS SONOMA INC                                      32,379            35,460
         5,989         WYNDHAM WORLDWIDE CORP (b)                               97,386           204,524
         5,141         XM SATELLITE RADIO HLDGS INC (b)                         71,855            66,422
         5,808         YUM BRANDS INC                                          154,802           335,470
         2,400         ZALE CORP NEW (b)                                        39,515            63,312
                                                                      ----------------   ---------------
                                                                            22,454,435        36,232,736            11.99%
   Consumer staples:
        52,800         ALTRIA GROUP INC                                      2,225,347         4,636,368
        26,442         ANHEUSER BUSCH COS INC                                1,259,463         1,334,263
        12,100         ARCHER DANIELS MIDLAND CO                               244,496           444,070
         9,362         AVON PRODS INC                                          275,428           348,828
         1,800         BROWN FORMAN CORP                                        70,069           118,008
         6,200         CAMPBELL SOUP CO                                        168,826           241,490
        38,200         COCA COLA CO                                          1,180,718         1,833,600
         5,700         COCA COLA ENTERPRISES INC                               120,731           115,425
        18,590         COLGATE PALMOLIVE CO                                  1,052,590         1,241,626
         8,000         CONAGRA INC                                             182,521           199,280
        35,222         CVS/CAREMARK CORP                                       672,221         1,202,479
         2,900         DEAN FOODS CO NEW                                        79,989           135,546
         7,873         DEL MONTE FOODS CO                                       81,842            90,382
         6,200         GENERAL MLS INC                                         277,056           360,964
         5,575         HEINZ H J CO                                            190,266           262,694
         2,200         HERSHEY CO / THE                                        111,290           120,252
         1,300         HORMEL FOODS CORP                                        29,432            48,347
         4,100         KELLOGG CO                                              179,871           210,863
         7,250         KIMBERLY CLARK CORP                                     420,840           496,553
        14,400         KROGER CO                                               246,089           406,800
         1,867         LAUDER ESTEE COS INC                                     70,634            91,203
         4,100         LOEWS CORP                                              107,638           310,001
         1,600         MCCORMICK & CO INC                                       55,297            61,632
         1,200         MOLSON COORS BREWING CO                                  78,697           113,544
         1,000         NBTY INC (b)                                             21,300            53,040
         2,400         PEPSI BOTTLING GROUP INC                                 52,032            76,536
        33,726         PEPSICO INC                                           1,380,671         2,143,625
        72,439         PROCTER AND GAMBLE CO                                 1,859,225         4,575,247
         9,800         RITE AID CORP (b)                                        39,788            56,546
         8,419         SAFEWAY INC                                             166,288           308,472
         9,850         SARA LEE CORP                                           159,763           166,662
         1,300         SMITHFIELD FOODS INC (b)                                 35,157            38,935
           300         SMUCKER J M CO                                            4,313            15,996
         5,255         SUPERVALU INC                                           109,897           205,313
        11,900         SYSCO CORP                                              258,179           402,577
         9,527         TYSON FOODS INC (DEL)                                   111,286           184,919
         2,900         UST INC                                                  80,807           168,142
        27,350         WALGREEN CO                                             324,378         1,255,092
         2,400         WHOLE FOODS MKT INC                                      64,365           107,640
         6,213         WRIGLEY WM JR CO                                        215,561           316,428
                                                                      ----------------   ---------------
                                                                            14,264,361        24,499,388             8.11%

See accompanying notes to financial statements                       (Continued)

                          CLEARWATER INVESTMENT TRUST
                Schedule of Investments - Clearwater Growth Fund
                                 March 31, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
   Energy:
         4,146         ANADARKO PETE CORP                             $         93,285           178,195
         9,134         APACHE CORP                                             389,377           645,774
         4,100         BAKER HUGHES INC                                        193,655           271,133
         3,600         BJ SVCS CO                                               97,551           100,440
         8,588         BP PLC (d)                                              211,116           556,073
         1,000         CHENIERE ENERGY INC (b)                                  27,745            31,150
        16,686         CHESAPEAKE ENERGY CORP                                  404,571           515,264
        43,195         CHEVRON CORP                                          1,985,719         3,194,702
        34,543         CONOCOPHILLIPS                                        1,143,534         2,361,014
         6,823         DEVON ENERGY CORPORATION NEW                            223,151           472,288
        13,900         EL PASO CORP                                            103,337           201,133
         3,054         ENSCO INTL INC                                          112,586           166,138
         8,500         EOG RESOURCES INC                                        80,824           606,390
       121,933         EXXON MOBIL CORP                                      5,369,578         9,199,845
         2,421         GRANT PRIDECO INC (b)                                   103,909           120,663
        17,458         HALLIBURTON CO                                          375,907           554,117
         6,200         HELMERICH AND PAYNE INC                                  82,265           188,108
           305         HUGOTON RTY TR TX                                         9,016             7,680
         6,893         MARATHON OIL CORP                                       401,110           681,235
         2,400         MURPHY OIL CORP                                          32,055           128,160
         5,367         NATIONAL OILWELL VARCO INC (b)                          254,016           417,499
         5,142         NEWFIELD EXPL CO (b)                                    222,527           214,473
         5,800         NOBLE ENERGY INC                                         74,136           345,970
        28,500         OCCIDENTAL PETE CORP                                    267,374         1,405,335
         3,200         PIONEER NAT RES CO                                       48,507           137,952
         2,905         QUICKSILVER RES INC (b)                                 119,305           115,532
         9,700         SCHLUMBERGER LTD                                        109,606           670,270
         2,200         SMITH INTL INC                                           38,951           105,710
         9,600         SUNOCO INC                                              108,241           676,224
         6,593         TRANSOCEAN INC (b)                                      105,613           538,648
        10,702         VALERO ENERGY CORP                                      210,999           690,172
         9,060         WILLIAMS COS INC                                        101,393           257,848
         6,258         XTO ENERGY INC                                           99,546           343,001
                                                                      ----------------   ---------------
                                                                            13,200,506        26,098,134             8.63%
   Financials:
         9,550         AFLAC INC                                               299,320           449,423
         9,000         ALLIED CAP CORP NEW                                     196,349           259,290
        12,500         ALLSTATE CORP                                           595,719           750,750
         8,000         AMB PPTY CORP                                           264,402           470,320
         1,300         AMBAC FINL GROUP INC                                     91,536           112,307
        19,233         AMERICAN EXPRESS CO                                     718,730         1,084,741
         2,200         AMERICAN FINL RLTY TR                                    24,376            22,176
        48,685         AMERICAN INTL GROUP INC                               1,158,837         3,272,606
         8,200         AMERICREDIT CORP (b)                                    141,934           187,452
         7,391         AMERIPRISE FINL INC                                     288,205           422,322
         4,800         AON CORP                                                 95,152           182,208
         1,631         APARTMENT INVT & MGMT CO                                 55,426            94,092
         2,896         ARCHSTONE SMITH TR                                      149,477           157,195
         3,100         ASSOCIATED BANC CORP                                    105,586           104,160
        10,200         ASTORIA FINL CORP                                        96,415           271,218
        96,683         BANK AMER CORP                                        3,316,121         4,932,767
        21,519         BANK NEW YORK INC                                       648,205           872,595
         8,658         BB&T CORP                                               244,238           355,151
         3,200         BEAR STEARNS COS INC                                    361,204           481,120
         2,113         BOSTON PPTYS INC                                        245,659           248,066
         9,136         CAPITAL ONE FINL CORP                                   493,710           689,403
         5,900         CB RICHARD ELLIS GROUP INC (b)                          197,516           201,662
           700         CHICAGO MERCANTILE EXCHANGE                             233,488           372,722
         6,100         CHUBB CORP                                              230,250           315,187
         2,756         CINCINNATI FINL CORP                                    103,501           116,854
         2,300         CIT GROUP INC NEW                                        61,304           121,716

See accompanying notes to financial statements                       (Continued)

                          CLEARWATER INVESTMENT TRUST
                Schedule of Investments - Clearwater Growth Fund
                                 March 31, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
   Financials (Cont'd):
       101,259         CITIGROUP INC                                  $      2,540,037         5,198,637
        28,722         COLONIAL BANCGROUPINC                                   650,228           710,870
         3,200         COMERICA INC                                            171,938           189,184
         2,805         COMMERCE BANCORP INC N J                                 83,732            93,631
         5,200         CONSECO INC (b)                                          97,448            89,960
        18,354         COUNTRYWIDE FINL CORP                                   475,926           617,429
         3,276         CRESCENT REAL ESTATE EQUITIES                            55,314            65,717
        12,000         E TRADE FINL CORP (b)                                   125,906           254,640
         5,016         EQUITY RESIDENTIAL                                      159,472           241,922
         8,600         ERIE INDTY CO                                           446,989           453,822
        17,950         FEDERAL HOME LN MTG CORP                                 54,545         1,067,846
        20,254         FEDERAL NATL MTG ASSN                                 1,112,850         1,105,463
         3,981         FIDELITY NATL FINL INC                                   76,148            95,584
         4,742         FIDELITY NATL INFORMATION SVC                           173,614           215,571
        12,735         FIFTH THIRD BANCORP                                     486,336           492,717
         8,450         FIRST HORIZON NATL CORP                                 255,733           350,929
         1,200         FOREST CITY ENTERPRISES INC                              54,504            79,416
         9,745         FRANKLIN RES INC                                        179,015         1,177,488
         1,800         GALLAGHER ARTHUR J & CO                                  55,152            50,994
        17,300         GENERAL GROWTH PPTYS INC                                204,144         1,117,061
         4,000         GENWORTH FINL INC                                       120,777           139,760
         7,626         GOLDMAN SACHS GROUP INC                                 854,717         1,575,760
         4,700         HARTFORD FINANCIAL SVCS GRP                             259,891           449,226
        14,600         HEALTH CARE PPTY INVS INC                               244,506           526,038
        13,167         HOST HOTELS & RESORTS INC                               267,595           346,424
         7,200         HRPT PPTYS TR                                            67,324            88,560
           110         HSBC HLDGS PLC (d)                                        5,494             9,659
        11,600         HUNTINGTON BANCSHARES INC                               253,776           253,460
         5,944         INVESTORS FINL SERVICES CORP                            241,428           345,644
         4,500         ISTAR FINL INC                                          101,257           210,735
         4,400         JANUS CAP GROUP INC                                      64,273            92,004
        72,140         JPMORGAN CHASE & CO                                   2,226,458         3,490,133
        12,100         KEYCORP NEW                                             225,332           453,387
         4,601         KIMCO RLTY CORP                                         169,306           224,253
         2,252         LEGG MASON INC                                          225,146           212,161
         8,894         LEHMAN BROTHERS HLDGS INC                               308,197           623,203
         1,600         LEUCADIA NATL CORP                                       27,592            47,072
         6,948         LINCOLN NATL CORP IN                                    251,421           471,005
         6,300         LOEWS CORP                                               49,966           286,209
         1,060         M & T BK CORP                                            97,320           122,780
         5,600         MACK CA RLTY CORP                                       178,832           266,728
         9,482         MANULIFE FINL CORP                                      135,056           326,655
         9,276         MARSH & MCLENNAN COS INC                                257,563           271,694
         2,000         MARSHALL & ILSLEY CORP                                   51,520            92,620
         4,850         MBIA INC                                                254,638           317,627
         5,400         MELLON FINL CORP                                        171,240           232,956
        17,890         MERRILL LYNCH & CO INC                                  905,952         1,461,076
         8,000         METLIFE INC                                             318,745           505,200
         6,800         MGIC INVT CORP WIS                                      163,404           400,656
         4,300         MOODYS CORP                                             204,231           266,858
        21,060         MORGAN STANLEY                                        1,070,380         1,658,686
        16,290         NATIONAL CITY CORP                                      298,674           606,803
           800         NATIONWIDE FINL SVCS INC                                 25,928            43,088
         2,349         NEW YORK CMNTY BANCORP INC                               43,174            41,319
         3,802         NORTHERN TRUST CORP                                     184,623           228,652
        11,125         OLD REP INTL CORP                                       221,092           246,085
         7,392         PEOPLES BK BRIDGEPORT CONN                              218,430           328,205
           255         PIPER JAFFRAY COS (b)                                     7,794            15,795
         3,485         PLUM CREEK TIMBER CO INC                                 79,081           137,379
         1,344         PMI GROUP INC                                            56,424            60,776
         3,925         PNC FINL SVCS GROUP INC                                 179,373           282,482

See accompanying notes to financial statements                       (Continued)

                          CLEARWATER INVESTMENT TRUST
                Schedule of Investments - Clearwater Growth Fund
                                 March 31, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
   Financials (Cont'd):
         9,700         POPULAR INC                                    $        159,297           160,632
        20,600         PRICE T ROWE GROUP INC                                  137,008           972,114
         2,550         PRINCIPAL FINANCIAL GROUP                                69,037           152,669
        21,209         PROGRESSIVE CORP OHIO                                   420,576           462,780
         6,772         PROLOGIS                                                341,351           439,706
         8,500         PRUDENTIAL FINL INC                                     341,982           767,210
         2,991         PUBLIC STORAGE INC                                      238,179           283,158
         1,000         RADIAN GROUP INC                                         47,230            54,880
         1,125         RAYMOND JAMES FINANCIAL INC                              12,570            33,480
         7,487         REALOGY CORP (b)                                         92,042           221,690
         2,700         REALTY INCOME CORP                                       68,554            76,140
        12,390         REGIONS FINL CORP NEW                                   340,140           438,234
           300         REINSURANCE GROUP AMER INC                               12,570            17,316
         1,100         SAFECO CORP                                              54,889            73,073
        25,700         SCHWAB CHARLES CORP                                     229,436           470,053
         5,126         SIMON PPTY GROUP INC NEW                                352,978           570,268
         4,500         SKY FINL GROUP INC                                      106,014           120,870
         9,050         SLM CORP                                                344,037           370,145
         7,245         SOVEREIGN BANCORP INC                                    91,649           184,313
         2,414         ST JOE CO                                               111,322           126,276
         4,950         STATE STREET CORPORATION                                254,544           320,513
         4,334         SUNTRUST BKS INC                                        279,900           359,895
         4,200         SYNOVUS FINL CORP                                       112,014           135,828
        23,200         TCF FINANCIAL CORP                                      200,798           611,552
         7,566         TD AMERITRADE HLDG CORP (b)                             121,495           112,582
         2,303         TD BANKNORTH INC                                         42,416            74,064
        10,600         THORNBURG MTG INC                                       283,277           275,600
         1,900         TORCHMARK INC                                            80,235           124,621
           400         TRANSATLANTIC HLDGS INC                                  23,500            26,048
        14,388         TRAVELERS COS INC                                       512,205           744,867
         4,000         UNITRIN INC                                             101,606           188,280
         5,600         UNUM GROUP                                               84,370           128,968
        33,285         US BANCORP DEL                                          783,214         1,163,976
         1,517         VALLEY NATL BANCORP                                      29,039            38,304
         2,245         VORNADO RLTY TR                                         186,436           267,918
        38,160         WACHOVIA CORP 2ND NEW                                 1,565,256         2,100,708
        19,705         WASHINGTON MUT INC                                      351,733           795,688
        65,653         WELLS FARGO & CO NEW                                    737,750         2,260,433
        26,044         WESTERN UN CO                                            79,377           571,666
         7,225         XL CAPITAL LTD                                           92,119           505,461
           500         ZIONS BANCORP                                            29,372            42,260
                                                                      ----------------   ---------------
                                                                            38,485,137        64,819,432            21.45%
   Healthcare:
        33,268         ABBOTT LABS                                           1,274,159         1,856,354
        18,800         AETNA INC                                               151,653           823,252
         2,443         ALLERGAN INC                                            171,647           270,733
         3,600         AMERISOURCEBERGEN CORP                                  108,356           189,900
        25,150         AMGEN INC (b)                                           102,792         1,405,382
         1,800         AMYLIN PHARMACEUTICALS INC (b)                           55,884            67,248
         1,800         APPLERA CORP APPLIED BIOSYS                              37,429            53,226
         1,300         BARD C R INC                                             78,455           103,363
         7,800         BARR PHARMACEUTICALS INC (b)                            393,492           361,530
         2,100         BAUSCH & LOMB INC                                       103,026           107,436
        11,400         BAXTER INTL INC                                         240,978           600,438
         6,500         BECTON DICKINSON & CO                                   417,630           499,785
        20,837         BIOGEN IDEC INC (b)                                     584,369           924,746
         3,200         BIOMET INC                                              120,878           135,968
        23,913         BOSTON SCIENTIFIC CORP (b)                              407,278           347,695
        39,900         BRISTOL MYERS SQUIBB CO                                 999,000         1,107,624
         7,335         CARDINAL HEALTH INC                                     408,005           535,088
         9,336         CELGENE CORP (b)                                        254,961           489,767

See accompanying notes to financial statements                       (Continued)

                          CLEARWATER INVESTMENT TRUST
                Schedule of Investments - Clearwater Growth Fund
                                 March 31, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
   Healthcare (Cont'd):
           900         CEPHALON INC (b)                               $         55,152            64,089
         2,200         CIGNA CORP                                              107,215           313,852
           700         COVANCE INC (b)                                          31,465            41,538
         2,546         COVENTRY HEALTH CARE INC (b)                            100,005           142,703
        16,603         CYTYC CORP (b)                                          420,454           567,989
         2,125         DAVITA INC (b)                                           62,678           113,305
           180         EDWARDS LIFESCIENCES CORP (b)                             1,872             9,126
         1,600         EXPRESS SCRIPTS INC (b)                                  37,832           129,152
         7,676         FOREST LABS INC (b)                                     330,153           394,853
           100         GEN PROBE INC NEW (b)                                     5,058             4,708
         8,300         GENENTECH INC (b)                                       429,519           681,596
         5,200         GENZYME CORP (b)                                        283,372           312,104
         9,430         GILEAD SCIENCES INC (b)                                 375,927           721,395
         3,152         GLAXOSMITHKLINE PLC (d)                                  76,079           174,180
         2,450         HEALTH NET INC (b)                                       64,669           131,835
         1,400         HILLENBRAND INDS INC                                     76,636            83,118
         2,005         HOSPIRA INC (b)                                          50,661            82,005
         3,900         HUMANA INC (b)                                           39,107           226,278
         1,300         IMCLONE SYS INC (b)                                      38,989            53,001
         2,100         IMS HEALTH INC                                           52,215            62,286
         2,500         INVITROGEN CORP (b)                                     164,832           159,125
        57,379         JOHNSON & JOHNSON                                     1,805,960         3,457,659
         1,931         KINETIC CONCEPTS INC (b)                                 71,019            97,786
         4,300         KING PHARMACEUTICALS INC (b)                             44,032            84,581
         3,400         LABORATORY CORP AMER HLDGS (b)                           99,252           246,942
        21,794         LILLY ELI & CO                                          954,591         1,170,556
         1,950         LINCARE HLDGS INC (b)                                    58,492            71,468
         1,300         MANOR CARE INC NEW                                       30,973            70,668
         5,100         MCKESSON CORP                                           182,537           298,554
         4,878         MEDCO HEALTH SOLUTIONS INC (b)                          137,776           353,801
         1,300         MEDICIS PHARMACEUTICAL CORP                              43,528            40,066
         6,399         MEDIMMUNE INC (b)                                       175,436           232,860
        27,050         MEDTRONIC INC                                           100,935         1,327,073
        42,086         MERCK & CO INC                                        1,399,722         1,858,939
           953         MILLIPORE CORP (b)                                       60,735            69,064
         4,700         MYLAN LABS INC                                           53,880            99,358
         1,500         NEKTAR THERAPEUTICS (b)                                  21,900            19,590
         1,900         OMNICARE INC                                             56,919            75,563
           800         PATTERSON COS INC (b)                                    27,744            28,392
         3,300         PDL BIOPHARMA INC (b)                                    58,434            71,610
       156,674         PFIZER INC                                            1,394,951         3,957,585
         1,400         PHARMACEUTICAL PROD DEV INC                              32,993            47,166
         2,050         QUEST DIAGNOSTICS INC                                    62,932           102,234
        28,903         SCHERING PLOUGH CORP                                    521,414           737,316
         3,200         SEPRACOR INC (b)                                        143,842           149,216
        12,600         SERVICE CORP INTL                                        90,438           149,436
         7,039         ST JUDE MED INC (b)                                     200,879           264,737
        15,650         STRYKER CORP                                             60,399         1,037,908
        15,100         TENET HEALTHCARE CORP (b)                                95,508            97,093
         2,157         TEVA PHARMACEUTICAL INDS LTD (d)                         40,824            80,737
         1,800         TRIAD HOSPS INC (b)                                      60,781            94,050
        27,090         UNITEDHEALTH GROUP INC                                  680,496         1,434,957
           700         UNIVERSAL HEALTH SVCS INC                                31,885            40,082
         5,800         VARIAN MED SYS INC (b)                                  213,788           276,602
         6,200         VCA ANTECH INC (b)                                      205,792           225,122
         2,175         WATSON PHARMACEUTICALS INC (b)                           50,706            57,485
        12,749         WELLPOINT INC (b)                                       580,688         1,033,944
        30,567         WYETH                                                 1,285,993         1,529,267
         3,374         ZIMMER HOLDINGS INC (b)                                 203,949           288,173
                                                                      ----------------   ---------------
                                                                            20,056,005        35,625,410            11.79%

See accompanying notes to financial statements                       (Continued)

                          CLEARWATER INVESTMENT TRUST
                Schedule of Investments - Clearwater Growth Fund
                                 March 31, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
   Industrials:
        13,050         3M CO                                          $        929,474           997,412
         1,725         ADESA INC                                                30,322            47,662
         2,750         ALLIED WASTE INDUSTRIES INC (b)                          16,321            34,623
         3,500         AMERICAN STD COS INC DEL                                138,580           185,570
         7,432         AMR CORP DEL (b)                                        142,739           226,304
           200         ARMOR HLDGS INC (b)                                      11,985            13,466
         1,700         AVERY DENNISON CORP                                      90,518           109,242
         6,200         BLOCK H & R INC                                          58,017           130,448
        18,700         BOEING CO                                               442,349         1,662,617
         5,947         BURLINGTON NORTHN SANTA FE                              196,725           478,317
           600         CARLISLE COS INC                                         15,924            25,758
        12,504         CATERPILLAR INC                                         425,656           838,143
         4,000         CERIDIAN CORP NEW (b)                                    76,450           139,360
           300         CHECKFREE CORP NEW (b)                                   11,346            11,127
         3,263         CINTAS CORP                                             109,764           117,794
         2,100         CON WAY INC                                              20,609           104,664
        12,675         CRANE CO                                                213,729           512,324
        10,200         CSX CORP                                                107,400           408,510
           950         CUMMINS INC                                              53,831           137,484
         3,200         DANAHER CORP                                            122,770           228,640
         3,650         DEERE & CO                                              199,160           396,536
         1,000         DEVRY INC DEL                                            19,142            29,350
         3,893         DISCOVERY HLDG CO (b)                                    45,381            74,473
         2,875         DONALDSON CO INC                                        107,432           103,788
         4,300         DONNELLEY R R & SONS CO                                 131,760           157,337
         3,325         DOVER CORP                                              122,574           162,293
         9,500         DUN & BRADSTREET CORP DEL NEW                           236,409           866,400
         3,000         EATON CORP                                              103,554           250,680
         6,000         EMDEON CORP (b)                                          58,236            90,780
        18,700         EMERSON ELEC CO                                         514,252           805,783
         1,397         ENERGIZER HLDGS INC (b)                                  87,823           119,206
         2,600         EXPEDITORS INTL WA INC                                  116,046           107,432
         1,400         FASTENAL CO                                              43,652            49,070
        11,275         FEDEX CORP                                              224,125         1,211,273
        10,550         FISERV INC (b)                                           95,145           559,783
         3,675         FLUOR CORP NEW                                           96,907           329,721
         1,400         GATX CORPORATION                                         24,276            66,920
         6,000         GENERAL DYNAMICS CORP                                   249,324           458,400
       215,200         GENERAL ELEC CO                                       4,987,009         7,609,472
         5,050         GENUINE PARTS CO                                        153,969           247,450
         3,700         GOODRICH CORP                                           111,298           190,476
         1,700         GRAINGER W W INC                                         74,317           131,308
         1,600         HARSCO CORP                                              28,236            71,776
        14,400         HONEYWELL INTL INC                                      366,044           663,264
           900         HUBBELL INC                                              29,499            43,416
         2,100         HUNT J B TRANS SVCS INC                                  40,530            55,104
         9,424         ILLINOIS TOOL WKS INC                                   366,074           486,278
           150         IRON MTN INC PA (b)                                       4,022             3,920
         2,800         ITT CORP NEW                                            116,998           168,896
         1,300         ITT EDL SVCS INC (b)                                     52,038           105,937
         5,468         JACOBS ENGR GROUP INC (b)                               167,658           255,082
           500         JOY GLOBAL INC                                           24,346            21,450
         2,700         L 3 COMMUNICATIONS HLDG CORP                            176,123           236,169
         1,000         LANDSTAR SYS INC                                         30,070            45,840
         8,000         LOCKHEED MARTIN CORP                                    402,297           776,160
         1,475         MANPOWER INC WIS                                         66,373           108,811
         8,188         MASCO CORP                                              175,878           224,351
         2,000         MONSTER WORLDWIDE INC (b)                                55,783            94,740
         6,860         NORFOLK SOUTHN CORP                                     164,461           347,116
         5,492         NORTHROP GRUMMAN CORP                                   285,939           407,616
         1,400         OSHKOSH TRUCK CORP                                       55,203            74,200

See accompanying notes to financial statements                       (Continued)

                          CLEARWATER INVESTMENT TRUST
                Schedule of Investments - Clearwater Growth Fund
                                 March 31, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
   Industrials (Cont'd):
         7,193         PACCAR INC                                     $        201,361           527,966
         2,300         PALL CORP                                                58,256            87,400
         1,900         PARKER HANNIFIN CORP                                    123,853           163,989
         1,800         PENTAIR INC                                              64,233            56,088
         1,497         PHH CORP (b)                                             10,184            45,748
        10,200         PITNEY BOWES INC                                        328,150           462,978
         4,000         PRECISION CASTPARTS CORP                                 45,286           416,200
         6,700         RAYTHEON CO                                             200,320           351,482
         6,975         REPUBLIC SVCS INC                                       125,531           194,045
         4,400         REYNOLDS AMERN INC                                      123,818           274,604
         3,700         ROBERT HALF INTL INC                                    112,654           136,937
         7,250         ROCKWELL AUTOMATION INC                                 102,173           434,058
         2,714         ROCKWELL COLLINS INC                                     75,092           181,648
         6,100         SABRE HLDGS CORP                                        153,967           199,775
         4,100         SERVICE MASTER COMPANY                                   44,239            63,099
         2,400         SKYWEST INC                                              26,040            64,392
        29,675         SOUTHWEST AIRLS CO                                      434,392           436,223
         1,000         SPX CORP                                                 51,053            70,200
           200         STERICYCLE INC (b)                                        8,456            16,300
           700         SWIFT TRANSN INC (b)                                     16,331            21,812
           500         TELEFLEX INC                                             22,515            34,035
         1,500         TEREX CORP NEW (b)                                       71,771           107,640
         2,175         TEXTRON INC                                             118,864           195,315
        13,700         TYCO INTL LTD                                           132,068           432,235
         3,900         UNION PAC CORP                                          228,791           396,045
        10,900         UNITED PARCEL SVC INC                                   777,557           764,090
        23,250         UNITED TECHNOLOGIES CORP                              1,021,959         1,511,250
         4,140         USG CORP (b)                                            196,196           193,255
        10,250         WASTE MGMT INC DEL                                      189,635           352,703
           600         WEIGHT WATCHERS INTL INC NEW                             23,424            27,654
                                                                      ----------------   ---------------
                                                                            18,712,039        32,836,686            10.86%
   Information technology:
         2,800         ACTIVISION INC NEW (b)                                    9,966            53,032
        15,624         ADOBE SYS INC (b)                                       374,459           651,521
         6,200         ADVANCED MICRO DEVICES INC (b)                           90,535            80,972
         1,100         AFFILIATED COMPUTER SVCS INC (b)                         55,291            64,768
         2,000         AGERE SYS INC (b)                                        30,820            45,240
         7,700         AGILENT TECHNOLOGIES INC (b)                            158,652           259,413
         9,042         AKAMAI TECHNOLOGIES INC (b)                             290,283           451,377
         5,300         ALTERA CORP                                              99,804           105,947
        11,100         ANALOG DEVICES INC                                       99,557           382,839
        17,271         ANDREW CORP (b)                                         209,577           182,900
        17,900         APPLE INC (b)                                           502,833         1,663,089
        28,400         APPLIED MATERIALS INC                                   415,207           520,288
           600         ARROW ELECTRS INC (b)                                    15,192            22,650
         7,500         ASML HOLDING N V (b) (d)                                 45,625           185,625
        10,586         AUTODESK INCORPORATED (b)                               390,987           398,034
         8,722         AUTOMATIC DATA PROCESSING INC                           327,384           422,145
         7,700         AVAYA INC (b)                                            79,422            90,937
         6,200         BEA SYS INC (b)                                          52,185            71,858
         3,350         BMC SOFTWARE INC (b)                                     58,044           103,147
         7,162         BROADCOM CORP (b)                                       136,592           229,685
         5,300         BROCADE COMMUNICATIONS SYS INC (b)                       27,300            50,456
        12,225         CA INC                                                  243,611           316,750
        11,200         CADENCE DESIGN SYS INC (b)                              184,491           235,872
       126,150         CISCO SYS INC (b)                                       486,588         3,220,610
         3,534         CITRIX SYS INC (b)                                       37,071           113,194
         2,600         COGNIZANT TECHNOLOGY SOLUTIONS (b)                       84,952           229,502
        21,022         COMPUTER SCIENCES CORP (b)                            1,075,074         1,095,877
         6,800         COMPUWARE CORP (b)                                       44,226            64,532
        39,200         CORNING INC (b)                                         490,464           891,408

See accompanying notes to financial statements                       (Continued)

                          CLEARWATER INVESTMENT TRUST
                Schedule of Investments - Clearwater Growth Fund
                                 March 31, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
   Information technology (Cont'd):
           500         CREE INC (b)                                   $         11,565             8,230
         2,400         CYPRESS SEMICONDUCTOR CORP (b)                           29,768            44,520
        40,950         DELL INC (b)                                          1,063,446           950,450
        14,700         DENDRITE INTL INC (b)                                    57,965           230,202
        23,200         EBAY INC (b)                                            316,646           769,080
         5,600         ELECTRONIC ARTS INC (b)                                 286,778           282,016
         8,000         ELECTRONIC DATA SYS CORP NEW                            178,953           221,440
        42,210         EMC CORP (b)                                            337,885           584,609
         3,700         EMULEX CORP (b)                                          49,943            67,673
           700         F5 NETWORKS INC (b)                                      32,375            46,676
           900         FAIR ISAAC CORPORATION                                   31,182            34,812
         1,900         FAIRCHILD SEMICONDUCTOR INTL (b)                         25,935            31,768
        26,044         FIRST DATA CORP                                          94,887           700,584
         4,567         GOOGLE INC (b)                                        1,554,489         2,092,417
         2,800         HARRIS CORP DEL                                          37,337           142,660
        56,327         HEWLETT PACKARD CO                                    1,052,419         2,260,966
         3,220         IAC INTERACTIVECORP (b)                                  80,489           121,426
         6,110         INTEGRATED DEVICE TECHNOLOGY (b)                         79,318            94,216
       127,400         INTEL CORP                                              687,202         2,437,162
           900         INTERDIGITAL COMM CORP (b)                               15,021            28,503
        32,600         INTERNATIONAL BUSINESS MACHS                          2,820,072         3,072,876
           700         INTERNATIONAL RECTIFIER CORP (b)                         29,995            26,747
         7,800         INTERSIL CORP                                           123,552           206,622
         5,000         INTUIT (b)                                              103,285           136,800
         5,600         JABIL CIRCUIT INC                                        94,248           119,896
        14,267         JUNIPER NETWORKS INC (b)                                289,096           280,775
         3,000         KLA TENCOR CORP                                         101,654           159,960
         3,000         LAM RESH CORP (b)                                        83,706           142,020
         1,800         LEXMARK INTL INC (b)                                     76,346           105,228
         4,600         LINEAR TECHNOLOGY CORP                                  146,663           145,314
         4,600         LSI LOGIC CORP (b)                                       43,516            48,024
        10,381         MAXIM INTEGRATED PRODS INC                              320,710           305,201
         2,900         MCAFEE INC (b)                                           65,012            84,332
        10,114         MEMC ELECTR MATLS INC (b)                               331,672           612,706
         5,400         MICROCHIP TECHNOLOGY INC                                101,340           191,862
         8,800         MICRON TECHNOLOGY INC (b)                                68,191           106,304
       170,450         MICROSOFT CORP                                        1,872,368         4,750,442
         2,600         MOLEX INC                                                81,930            73,320
        44,613         MOTOROLA INC                                            500,365           788,312
         5,600         NATIONAL SEMICONDUCTOR CORP                             101,536           135,184
         2,075         NAVTEQ CORP (b)                                          62,779            71,588
         2,000         NCR CORP NEW (b)                                         73,013            95,540
         5,600         NETWORK APPLIANCE INC (b)                               135,059           204,512
         5,200         NOVELL INC (b)                                           31,071            37,544
         2,400         NOVELLUS SYS INC (b)                                     60,000            76,848
        15,542         NVIDIA CORP (b)                                         276,885           447,299
        92,362         ORACLE CORP (b)                                         229,891         1,674,523
        19,297         PAYCHEX INC                                              54,298           730,777
         1,400         PERKINELMER INC                                          25,256            33,908
           300         PLANTRONICS INC NEW                                       9,672             7,086
         2,600         POLYCOM INC (b)                                          26,520            86,658
         3,200         QLOGIC CORP (b)                                          47,315            54,400
        29,150         QUALCOMM INC                                            632,485         1,243,539
         4,800         RAMBUS INC DEL (b)                                       84,382           102,000
         3,200         RED HAT INC (b)                                          41,904            73,376
         2,500         SANDISK CORP (b)                                         61,884           109,500
        17,200         SOLECTRON CORP (b)                                       63,102            54,180
        64,125         SUN MICROSYSTEMS INC (b)                                282,072           385,391
        21,819         SYMANTEC CORP (b)                                       187,612           377,469
         1,600         SYNOPSYS INC (b)                                         26,568            41,968
         1,100         TEKTRONIX INC                                            20,167            30,976

See accompanying notes to financial statements                       (Continued)

                          CLEARWATER INVESTMENT TRUST
                Schedule of Investments - Clearwater Growth Fund
                                 March 31, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
   Information technology (Cont'd):
         6,450         TELLABS INC (b)                                $         37,637            63,855
        29,700         TEXAS INSTRS INC                                        624,785           893,970
         7,900         THERMO FISHER SCIENTIFIC INC (b)                        166,738           369,325
         4,400         UNISYS CORP (b)                                          27,676            37,092
           247         VERIGY LTD (b)                                            2,110             5,797
        10,900         VERISIGN INC (b)                                         60,947           273,808
         2,600         WATERS CORP (b)                                          60,997           150,800
         2,300         WESTERN DIGITAL CORP (b)                                 31,115            38,663
        14,250         XEROX CORP (b)                                          141,439           240,683
        13,050         XILINX INC                                               92,297           335,777
        23,240         YAHOO INC (b)                                           452,454           727,180
           200         ZEBRA TECHNOLOGIES CORP (b)                              10,256             7,722
                                                                      ----------------   ---------------
                                                                            23,635,441        43,928,751            14.53%
   Materials:
         2,850         AIR PRODS & CHEMS INC                                   133,266           210,786
        17,000         ALCOA INC                                               468,229           576,300
         1,200         ALLEGHENY TECHNOLOGIES INC                               84,006           128,028
         6,200         ARCH COAL INC                                            55,785           190,278
         3,032         BALL CORP                                                70,662           139,017
         4,200         BEMIS CO INC                                             93,645           140,238
         3,384         CONSOL ENERGY INC                                       101,377           132,416
         3,000         CROWN HLDGS INC (b)                                      43,170            73,380
         3,537         CYTEC INDS INC                                          195,563           198,921
        21,450         DOW CHEM CO                                             782,486           983,697
        17,325         DU PONT E I DE NEMOURS & CO                             726,903           856,375
         1,911         EAGLE MATLS INC                                           1,727            85,288
         1,000         EASTMAN CHEM CO                                          32,854            63,330
         2,571         ECOLAB INC                                               91,667           110,553
         2,224         FLORIDA ROCK INDS INC                                    74,907           149,653
         9,748         FREEPORT MCMORAN COPPER & GOLD                          489,522           645,220
         2,500         HUNTSMAN CORP                                            47,986            47,725
         9,131         INTERNATIONAL PAPER CO                                  320,093           332,368
        12,625         INTRNTNL FLAVRS & FRAGRNCS INC                          271,595           596,153
         1,600         LOUISIANA PAC CORP                                       39,240            32,096
           500         LUBRIZOL CORP                                            18,193            25,765
         8,050         LYONDELL CHEMICAL CO                                    102,700           241,259
           700         MARTIN MARIETTA MATLS INC                                27,965            94,640
         3,875         MEADWESTVACO CORP                                        86,711           119,505
        11,616         MONSANTO CO NEW                                          51,490           638,415
         2,400         MOSAIC CO (b)                                            34,272            63,984
           131         NEENAH PAPER INC                                          4,149             5,206
         8,400         NEWMONT MNG CORP                                        141,350           352,716
         8,800         NUCOR CORP                                              154,139           573,144
        12,800         OM GROUP INC (b)                                         64,857           571,904
         3,750         OWENS ILL INC (b)                                        50,933            96,638
         1,100         PACKAGING CORP AMER                                      24,772            26,840
         2,850         PACTIV CORP (b)                                          35,599            96,159
         4,600         PEABODY ENERGY CORP                                     111,339           185,104
         3,086         PPG INDS INC                                            144,348           216,977
         4,350         PRAXAIR INC                                             129,744           273,876
         5,446         RAYONIER INC                                            117,391           234,178
         3,000         ROHM & HAAS CO                                          117,514           155,160
        11,000         RPM INTL INC                                            113,012           254,100
         2,400         SEALED AIR CORP NEW                                      58,956            75,840
           400         SIGMA ALDRICH                                            11,098            16,608
        18,200         SMURFIT STONE CONTAINER CORP (b)                        203,147           204,932
         5,200         SONOCO PRODS CO                                         127,607           195,416
         2,489         TEMPLE INLAND INC                                        82,284           148,693
         7,749         TITANIUM METALS CORP (b)                                206,666           278,034
         2,100         UNITED STS STL CORP NEW                                 133,602           208,257
         1,800         VULCAN MATLS CO                                          90,324           209,664
                                                                      ----------------   ---------------
                                                                             6,568,846        11,254,835             3.72%

See accompanying notes to financial statements                       (Continued)

                          CLEARWATER INVESTMENT TRUST
                Schedule of Investments - Clearwater Growth Fund
                                 March 31, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
   Telecommunication services:
        14,108         ALLTEL CORP                                    $        762,938           874,696
         6,650         AMERICAN TOWER CORP (b)                                 114,210           259,018
       144,715         AT&T INC                                              3,856,334         5,706,112
         7,450         CENTURYTEL INC                                          200,627           336,666
        11,525         CITIZENS COMMUNICATIONS CO                               88,166           172,299
         5,600         CROWN CASTLE INTL CORP (b)                              176,471           179,928
         2,992         EMBARQ CORP                                              70,313           168,599
         5,653         LIBERTY GLOBAL INC (b)                                  126,918           186,153
        36,800         QWEST COMMUNICATIONS INTL INC (b)                       178,042           330,832
        61,659         SPRINT NEXTEL CORP                                      717,313         1,169,055
         1,300         TELEPHONE & DATA SYS INC                                 26,702            77,506
         1,300         TELEPHONE & DATA SYS INC                                 26,702            72,670
         4,580         UNITED STATES CELLULAR CORP (b)                         197,008           336,401
        53,187         VERIZON COMMUNICATIONS                                1,804,299         2,016,851
        12,862         VODAFONE GROUP PLC NEW (d)                              148,344           345,473
         6,524         WINDSTREAM CORP                                          71,367            95,838
                                                                      ----------------   ---------------
                                                                             8,565,752        12,328,096             4.08%
   Utilities:
        19,186         AES CORP (b)                                            265,922           412,883
           800         AGL RES INC                                              22,424            34,176
           308         ALLETE INC                                                8,794            14,359
         5,400         AMEREN CORP                                             209,724           271,620
         2,300         AMERICAN ELEC PWR INC                                    71,652           112,125
         3,088         AQUA AMER INC                                            67,959            69,326
         5,800         CENTERPOINT ENERGY INC                                   66,308           104,052
        16,100         CMS ENERGY CORP                                         228,933           286,580
         1,400         CONSOLIDATED EDISON INC                                  61,145            71,484
         2,415         CONSTELLATION ENERGY GROUP INC                          120,112           209,984
         5,481         DOMINION RES INC VA NEW                                 379,225           486,548
         2,700         DTE ENERGY CO                                           103,060           129,330
        24,613         DUKE ENERGY HLDG CORP                                   304,818           499,398
         8,700         DYNEGY INC NEW (b)                                       61,901            80,562
         9,425         EDISON INTL                                             108,441           463,050
         9,400         ENTERGY CORP NEW                                        184,383           986,248
        13,732         EXELON CORP                                             639,169           943,526
         3,400         FIRSTENERGY CORP                                        134,307           225,216
        11,372         FPL GROUP INC                                           545,463           695,625
         1,600         GREAT PLAINS ENERGY INC                                  43,103            51,920
         6,765         INTEGRYS ENERGY GROUP INC                               334,284           375,525
         3,300         KEYSPAN CORP                                             99,867           135,795
         2,900         MIRANT CORP NEW (b)                                      99,514           117,334
         1,600         NALCO HLDG CO                                            28,832            38,240
         1,500         NATIONAL FUEL GAS CO N J                                 38,322            64,890
         6,900         NISOURCE INC                                            111,901           168,636
         2,400         OGE ENERGY CORP                                          43,344            93,120
         2,328         PEPCO HLDGS INC                                          54,672            67,559
         9,800         PG&E CORP                                               131,785           473,046
         2,100         PIEDMONT NAT GAS INC                                     50,582            55,398
         2,400         PINNACLE WEST CAP CORP                                   71,637           115,800
         6,387         PPL CORP                                                203,124           261,228
         2,150         PROGRESS ENERGY INC                                      65,685           108,446
         4,600         PUBLIC SVC ENTERPRISE GROUP                             276,822           381,984
         7,350         PUGET ENERGY INC                                        149,926           188,748
         2,900         QUESTAR CORP                                             66,188           258,709
        12,600         RELIANT ENERGY INC (b)                                  161,722           256,032
         5,200         SEMPRA ENERGY                                           286,272           317,252
         8,600         SOUTHERN CO                                             176,010           315,190
         3,600         SOUTHWESTERN ENERGY CO (b)                              107,060           147,528
        12,306         SPECTRA ENERGY CORP                                     218,732           323,279
         7,600         TECO ENERGY INC                                          90,842           130,796
        21,414         TXU CORP                                                194,353         1,372,637

See accompanying notes to financial statements                       (Continued)

                          CLEARWATER INVESTMENT TRUST
                Schedule of Investments - Clearwater Growth Fund
                                 March 31, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
   Utilities (Cont'd):
         3,000         UGI CORP NEW                                   $         48,600            80,130
        18,475         WISCONSIN ENERGY CORP                                   356,233           896,407
        12,125         XCEL ENERGY INC                                         108,918           299,366
                                                                      ----------------   ---------------
                                                                             7,202,069        13,191,087             4.36%
Rights/Warrants:
         4,286         LUCENT TECHNOLOGIES INC (b)                                   0               407
                                                                      ----------------   ---------------
                                                                                     0               407             0.00%
Cash equivalents:
     1,198,015         SSGA MONEY MARKET FUND, current rate 4.99%            1,198,015         1,198,015
         2,881         US DOLLAR                                                 2,881             2,881
                                                                      ----------------   ---------------
                                                                             1,200,896         1,200,896             0.40%
                                                                      ----------------   ---------------   --------------
                                  Grand total (c)                     $    174,345,488       302,015,858            99.92%
                                                                      ================   ===============   ==============

Notes to investments in securities:

      (a)   Securities are valued in accordance with procedures described in note 2 to the December 31, 2006 financial statements.

      (b)   Currently non-income producing assets.

      (c) At March 31, 2007, the cost for Federal income tax purposes was $174,345,488. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

                Gross unrealized appreciation                         $    128,252,710
                Gross unrealized depreciation                                 (582,341)
                                                                      ----------------
                           Net unrealized appreciation                $    127,670,370
                                                                      ================

      (d) Foreign security values are stated in U.S. dollars. As of March 31, 2007, the value of foreign securities represented 0.45% of net assets.

See accompanying notes to financial statements                       (Continued)

                          CLEARWATER INVESTMENT TRUST
         Schedule of Investments - Clearwater Small Cap Fund (unaudited)
                                 March 31, 2007

     Face                                                                                                     Percent
    amount                                                                                    Fair               of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
Common stocks:

   Consumer discretionary:
        22,000         ACCO BRANDS CORP (b)                           $        428,155           529,980
        50,600         CARTER'S INC (b)                                      1,195,964         1,282,204
        56,190         CHARLOTTE RUSSE HLDG INC (b)                          1,234,875         1,622,205
       104,500         COMMERCIAL VEH GROUP INC (b)                          2,200,300         2,152,700
        10,900         GAYLORD ENTMT CO NEW (b)                                430,214           576,283
        49,300         GENESCO INC (b)                                       1,365,999         2,047,429
        42,500         GOLFSMITH INTL HLDGS INC (b)                            465,822           369,750
        20,000         HANESBRANDS INC (b)                                     460,247           587,800
        17,000         IDEARC INC                                              483,352           596,700
        23,590         MEDIA GEN INC                                           987,390           900,194
       123,650         NEW YORK & CO INC (b)                                 1,722,595         1,952,434
        12,900         ORIENT EXPRESS HOTELS LTD                               441,491           771,678
        49,605         OXFORD INDS INC                                       2,216,084         2,452,471
        20,728         RC2 CORP (b)                                            540,451           837,204
        31,650         RETAIL VENTURES INC (b)                                 487,494           666,233
        90,200         RUSH ENTERPRISES INC (b)                              1,139,465         1,633,522
        61,600         RUSH ENTERPRISES INC (b)                                833,107         1,183,336
       254,550         STAGE STORES INC                                      3,908,758         5,933,561
       102,500         SYNTAX BRILLIAN CORP (b)                                483,955           861,000
        27,850         TRIARC COS INC                                          431,138           521,631
        33,400         TUPPERWARE BRANDS CORP                                  747,686           832,662
        11,850         VAIL RESORTS INC (b)                                    430,566           643,811
        16,250         WABTEC                                                  431,366           560,463
        16,000         WYNDHAM WORLDWIDE CORP (b)                              465,512           546,400
                                                                      ----------------   ---------------
                                                                            23,531,987        30,061,649            11.06%
   Consumer staples:
       100,685         ELIZABETH ARDEN INC (b)                               1,867,351         2,196,947
        16,350         FLOWERS FOODS INC                                       454,333           493,280
        56,000         SALLY BEAUTY HLDGS INC (b)                              479,440           514,640
                                                                      ----------------   ---------------
                                                                             2,801,124         3,204,866             1.18%
   Energy:
        27,620         ATWOOD OCEANICS INC (b)                               1,365,696         1,621,018
        12,450         CIMAREX ENERGY CO                                       496,824           460,899
        15,400         COMSTOCK RES INC (b)                                    455,117           421,652
        35,750         DENBURY RES INC (b)                                     282,202         1,064,993
        28,000         EXCO RES INC (b)                                        468,909           464,240
        28,500         FOREST OIL CORP (b)                                     630,283           951,045
        23,500         GMX RES INC (b)                                         710,351           722,155
        16,500         GOODRICH PETE CORP (b)                                  527,288           554,895
        16,500         GULF IS FABRICATION INC                                 380,632           441,210
       116,450         OIL STATES INTL INC (b)                               2,667,606         3,736,881
       131,750         PIONEER DRILLING CO (b)                               1,779,171         1,671,908
        11,000         PLAINS EXPL & PRODTN CO (b)                             489,982           496,540
       122,000         RAM ENERGY RES INC (b)                                  528,321           564,860
        71,150         SUPERIOR ENERGY SVCS INC (b)                            923,545         2,452,541
        72,500         T.G.C. INDUSTRIES INC (b)                               810,949           624,225
        11,000         TESCO CORP (b)                                          266,477           292,050
        13,000         WHITING PETE CORP NEW (b)                               569,880           512,330
        28,500         WILLBROS GROUP INC (b)                                  484,446           642,390
                                                                      ----------------   ---------------
                                                                            13,837,678        17,695,830             6.51%

                          CLEARWATER INVESTMENT TRUST
         Schedule of Investments - Clearwater Small Cap Fund (unaudited)
                                 March 31, 2007

     Face                                                                                                     Percent
    amount                                                                                    Fair               of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
   Financials:
        10,850         AGREE RLTY CORP                                $        372,382           370,419
        50,000         AMERICAN EQUITY INVT LIFE                               544,009           656,500
       209,830         ANWORTH MTG ASSET CORP  1                             1,650,789         2,050,039
        33,450         ASSURED GUARANTY LTD (b)                                944,078           913,854
        28,000         BANKFINANCIAL CORP                                      479,878           455,560
        32,950         BOSTON PRIVATE FINL HLDGS INC                           822,061           919,964
        17,000         BOSTON PRIVATE FINL HLDGS INC                           510,790           474,640
        23,050         CENTER FINL CORP CA                                     468,020           455,699
        17,800         CITIZENS FIRST BANCORP INC                              431,440           405,484
        87,220         COMPUCREDIT CORP (b)                                  2,692,820         2,723,008
        24,000         CONSECO INC (b)                                         516,680           415,200
        70,000         CRM HOLDINGS LTD (b)                                    528,500           609,000
       282,015         EAGLE HOSPITALITY PPTYS TR INC                        2,346,468         3,144,467
        32,950         EASTERN INS HLDGS INC                                   431,677           493,591
       227,575         ENCORE CAP GROUP INC (b)                              3,245,929         2,262,096
         5,000         GRAMERCY CAP CORP                                        87,029           153,400
        28,547         HOME FED BANCORP INC DEL                                425,450           443,335
        43,089         IRWIN FINL CORP                                         922,092           803,179
        30,000         JEFFERSON BANCSHARES INC TENN                           394,500           383,400
        19,550         JEFFRIES GROUP INC NEW                                  501,853           565,973
        70,000         KOHLBERG CAP CORP                                     1,079,661         1,120,000
       227,280         MFA MTG INVTS INC                                     1,708,874         1,750,056
        39,050         NATIONAL RETAIL PPTYS INC                               925,396           944,620
       150,950         PATRIOT CAP FDG INC                                   1,909,340         2,143,490
        32,500         PHOENIX COS INC NEW                                     444,659           451,100
        28,250         PROVIDENT BANKSHARES CORP                               838,266           928,295
        16,250         REINSURANCE GROUP AMER INC                              423,849           937,950
        97,854         SEABRIGHT INS HLDGS INC (b)                           1,462,719         1,800,514
        74,300         SOUTH FINL GROUP INC                                  1,962,064         1,836,696
        47,250         SOUTHERN CT BANCORP INC (b)                             382,861           354,848
        50,975         THOMAS WEISEL PARTNERS GROUP (b)                        935,795           969,545
        15,000         TIERONE CORP                                            505,530           405,600
        51,370         WASHINGTON FED INC                                    1,196,112         1,205,140
        54,000         WESTFIELD FINL INC NEW                                  581,004           578,880
       119,150         IPC HOLDINGS LTD BERMUDA (d)                          3,317,677         3,437,478
                                                                      ----------------   ---------------
                                                                            35,990,252        37,563,017            13.83%
   Healthcare:
        84,000         CARDIAC SCIENCE CORP NEW (b)                            780,044           768,600
        94,135         CENTENE CORP DEL (b)                                  1,333,433         1,975,894
        42,740         CUTERA INC (b)                                        1,402,979         1,546,761
        65,000         FIVE STAR QUALITY CARE INC (b)                          548,025           668,200
        20,500         GENTIVA HEALTH SVCS INC (b)                             296,801           413,485
       411,550         HEALTHTRONICS INC (b)                                 3,298,179         2,218,255
       237,160         HOOPER HOLMES INC (b)                                   728,689         1,060,105
        52,250         KINDRED HEALTHCARE INC (b)                            1,362,828         1,712,755
        11,005         MATRIA HEALTHCARE INC (b)                               282,251           290,092
       151,971         MATRIXX INITIATIVES INC (b)                           2,315,114         2,469,529
        35,000         MINRAD INTL INC (b)                                     199,801           181,300
        43,650         MOLINA HEALTHCARE INC (b)                             1,373,995         1,335,254
       100,300         PERRIGO CO                                            1,415,846         1,771,298
       131,450         REHABCARE GROUP INC (b)                               2,461,943         2,086,112
       172,800         SALIX PHARMACEUTICALS LTD (b)                         2,837,477         2,177,280
        95,900         SCIELE PHARMA INC (b)                                 1,839,216         2,270,912
        32,390         STERIS CORP                                             861,203           860,278
        62,000         SUNLINK HEALTH SYS INC (b)                              532,948           441,440
        25,000         SYNERON MEDICAL LTD (b)                                 612,721           676,250
        15,000         YOUNG INNOVATIONS INV                                   397,641           408,300
                                                                      ----------------   ---------------
                                                                            24,881,133        25,332,098             9.32%

                          CLEARWATER INVESTMENT TRUST
         Schedule of Investments - Clearwater Small Cap Fund (unaudited)
                                 March 31, 2007

     Face                                                                                                     Percent
    amount                                                                                    Fair               of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
   Industrials:
        32,000         ALTRA HOLDINGS INC (b)                         $        485,737           438,720
        16,400         ALAMO GROUP INC                                         310,584           380,644
        15,500         AMERICAN RAILCAR INDS INC                               449,588           462,055
        40,550         ARMOR HLDGS INC (b)                                   1,720,829         2,730,232
        37,580         BE AEROSPACE INC (b)                                  1,130,251         1,191,286
        33,950         BELDEN CDT INC                                          773,327         1,819,381
        54,000         BRISTOW GROUP INC (b)                                 1,866,128         1,968,300
        11,000         BUCYRUS INTL INC NEW                                    533,193           566,500
        20,000         CHART INDS INC (b)                                      351,242           363,200
        18,500         CHICAGO BRDG & IRON CO N V                              477,116           568,875
        22,250         COVANTA HLDG CORP (b)                                   429,012           493,505
       132,750         COVENANT TRANS INC (b)                                1,991,178         1,462,905
        40,000         DOMTAR CORP (b)                                         376,528           372,400
        34,400         ENCORE WIRE CORP                                        891,794           871,008
        29,500         ENNIS INC                                               544,337           789,420
        13,850         ENPRO INDS INC (b)                                      429,513           499,293
         9,000         FLOWSERVE CORP                                          459,682           514,710
        23,500         FOSTER L B CO (b)                                       542,920           484,335
        11,450         FOSTER WHEELER LTD (b)                                  470,472           668,566
       283,200         FRONTIER AIRLS HLDGS INC (b)                          2,584,071         1,702,032
        19,950         GENESEE & WYO INC (b)                                   502,922           530,870
        52,875         GOODMAN GLOBAL INC (b)                                  955,258           931,658
        72,910         GRIFFON CORP (b)                                      1,352,898         1,804,523
        64,000         GSI GROUP INC (b)                                       611,522           634,240
        33,971         HARDINGE INC                                            375,380           888,681
        65,100         ICT GROUP INC (b)                                     1,525,444         1,139,250
        25,000         INSTEEL INDS INC                                        421,485           419,750
        13,300         JOY GLOBAL INC                                          515,967           570,570
        16,550         KANSAS CITY SOUTHERN (b)                                431,041           588,849
        32,455         LAMSON & SESSIONS CO (b)                                734,480           901,924
        37,600         LMI AEROSPACE INC (b)                                   631,162           700,488
       167,870         MASTEC INC (b)                                        1,963,336         1,848,249
        10,100         MCDERMOTT INTL INC (b)                                  481,195           494,698
        90,000         MILLER INDS INC TENN (b)                              1,318,650         1,962,900
        34,000         MUELLER WTR PRODS INC                                   541,160           469,540
       378,460         NAVIOS MARITIME HOLDINGS INC                          1,866,964         2,774,114
        10,000         OSHKOSH TRUCK CORP                                      536,933           530,000
       121,117         P A M TRANSN SVCS INC (b)                             2,346,533         2,497,433
        63,365         PACER INTL INC TN                                     1,294,933         1,707,053
        90,795         PERINI CORP (b)                                       1,385,416         3,346,704
        41,025         SUPERIOR ESSEX INC (b)                                1,373,336         1,422,337
        11,800         TEREX CORP NEW (b)                                      500,395           846,768
        10,650         THOMAS & BETTS CORP (b)                                 497,587           519,933
        16,000         TIMKEN CO                                               514,582           484,960
        80,700         VALASSIS COMMUNICATIONS INC (b)                       1,351,410         1,387,233
        16,300         WRIGHT EXPRESS CORP (b)                                 441,181           494,379
                                                                      ----------------   ---------------
                                                                            41,288,673        48,244,467            17.75%
   Information technology:
       107,500         ACTUATE CORP (b)                                        571,153           561,150
        75,200         ADC TELECOMMUNICATIONS INC (b)                        1,131,170         1,258,848
       204,660         ALADDIN KNOWLEDGE SYSTEM LTD (b)                      3,514,314         3,534,478
        30,000         ANADIGICS INC (b)                                       242,808           354,600
       180,905         ANDREW CORP (b)                                       1,952,197         1,915,784
       139,700         ARRIS GROUP INC (b)                                   1,276,738         1,966,976
        33,050         ASPEN TECHNOLOGY INC (b)                                392,048           429,650
       105,000         AVIZA TECHNOLOGY INC (b)                                684,479           757,050
        83,900         AVOCENT CORP (b)                                      2,669,833         2,262,783
        96,358         BROOKS AUTOMATION INC NEW (b)                         1,323,348         1,652,540

                          CLEARWATER INVESTMENT TRUST
         Schedule of Investments - Clearwater Small Cap Fund (unaudited)
                                 March 31, 2007

     Face                                                                                                     Percent
    amount                                                                                    Fair               of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
        40,800         CASCADE MICROTECH INC (b)                      $        515,131           581,400
        28,000         DIGI INTL INC (b)                                       308,422           355,600
        92,000         DSP GROUP INC (b)                                     1,930,982         1,748,000
        37,500         EMAGEON INC (b)                                         552,449           412,500
       189,600         ENTEGRIS INC (b)                                      1,897,498         2,028,720
       172,255         EPICOR SOFTWARE CORP (b)                              2,274,410         2,396,067
        87,500         EXFO ELECTRO OPTICAL ENGR INC (b)                       491,480           541,625
        31,800         GERBER SCIENTIFIC INC (b)                               315,282           337,398
       140,159         INTEGRATED DEVICE TECHNOLOGY (b)                      1,521,760         2,161,252
        70,000         INTERVOICE BRITE INC (b)                                480,248           464,800
       381,400         LIONBRIDGE TECHNOLOGIES INC (b)                       2,456,221         1,941,326
        70,874         MICROTUNE INC DEL (b)                                   310,431           292,001
        37,050         MKS INSTRS INC (b)                                      938,186           945,516
        40,000         MOLDFLOW CORP (b)                                       534,212           601,200
       104,350         MPS GROUP INC (b)                                       755,583         1,476,553
        45,950         NETGEAR INC (b)                                         725,979         1,310,954
       159,205         ON SEMICONDUCTOR CORP (b)                             1,496,514         1,420,109
        49,130         PEROT SYS CORP (b)                                      835,748           877,953
       190,300         QUOVADX INC (b)                                         301,873           485,265
        55,000         RADYNE COMSTREAM INC (b)                                557,383           501,600
       157,985         RUDOLPH TECHNOLOGIES INC (b)                          2,501,127         2,755,258
       201,800         SEMITOOL INC (b)                                      2,038,132         2,623,400
        20,000         SILICON MOTION TECHNOLOGY CORP (b) (d)                  278,087           450,400
        62,500         SIRENZA MICRODEVICES INC (b)                            444,467           538,750
       462,020         SKYWORKS SOLUTIONS INC (b)                            2,433,559         2,656,615
        90,000         SYMMETRICOM INC (b)                                     768,739           747,000
       241,799         SYPRIS SOLUTIONS INC                                  2,493,587         1,564,440
        42,500         TOLLGRADE COMMUNICATIONS INC (b)                        502,908           533,800
       141,200         TRIDENT MICROSYSTEMS INC (b)                          2,472,366         2,832,472
        10,000         TWIN DISC INC                                           387,005           427,000
        58,450         VIASAT INC (b)                                        1,066,735         1,927,097
       174,900         WEBSIDESTORY INC (b)                                  2,250,813         2,264,955
        12,500         ZYGO CORP (b)                                           154,966           200,125
                                                                      ----------------   ---------------
                                                                            50,750,372        55,095,008            20.28%
   Materials:
         8,000         ALLEGHENY TECHNOLOGIES INC                              480,801           853,520
        77,685         CASTLE A M   CO                                       2,044,517         2,280,832
        20,035         CENTURY ALUM CO (b)                                     666,494           939,241
        33,750         CLEVELAND CLIFFS INC                                  1,412,212         2,160,338
        61,350         COMMERCIAL METALS CO                                    903,116         1,923,323
        19,550         COMMERCIAL METALS CO                                    449,482           612,893
        59,450         COMPASS MINERALS INTL INC                             1,750,880         1,985,630
         9,650         DELTIC TIMBER CORP                                      458,357           462,814
        15,000         FOUNDATION COAL HLDGS INC                               565,634           515,100
        58,925         GLATFELTER                                            1,031,873           878,572
        31,750         METAL MGMT INC                                        1,324,060         1,466,850
        28,300         NORTHWEST PIPE CO (b)                                   612,070         1,127,189
        10,000         PENFORD CORP                                            180,046           201,400
        25,000         QUAKER CHEMICAL                                         569,025           595,250
        12,115         TEXAS INDS INC                                          644,767           915,046
        15,650         TEXAS INDS INC                                          870,890         1,182,045
        32,200         TITANIUM METALS CORP (b)                                259,439         1,155,336
        74,370         UAP HLDG CORP                                         1,844,265         1,922,465
         7,800         UNIVERSAL STAINLESS & ALLOY PR (b)                      191,389           370,266
                                                                      ----------------   ---------------
                                                                            16,259,317        21,548,107             7.93%
   Services:
       117,070         ICF INTL INC (b)                                      1,777,773         2,212,623
                                                                      ----------------   ---------------
                                                                             1,777,773         2,212,623             0.81%

                          CLEARWATER INVESTMENT TRUST
         Schedule of Investments - Clearwater Small Cap Fund (unaudited)
                                 March 31, 2007

     Face                                                                                                     Percent
    amount                                                                                    Fair               of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
   Utilities:
        11,900         ALLEGHENY ENERGY INC (b)                       $        500,010           584,766
        10,350         ALLETE INC                                              478,553           482,517
        19,000         CLECO CORP NEW                                          470,134           490,770
        46,400         GREAT PLAINS ENERGY INC                               1,158,407         1,505,680
        73,162         MDU RES GROUP INC                                       867,800         2,102,676
        43,000         ONEOK INC NEW                                           858,385         1,935,000
        42,000         PETROHAWK ENERGY CORP (b)                               473,474           553,140
        20,000         PORTLAND GEN ELEC CO                                    558,357           584,000
       192,600         SEMCO ENERGY INC (b)                                  1,103,051         1,467,612
        18,050         WESTSTAR ENERGY INC                                     430,501           496,736
                                                                      ----------------   ---------------
                                                                             6,898,671        10,202,897             3.76%
ETFs:

   Commodities:
        20,000         POWERSHARES DB MULTI SECTOR                             524,220           503,800
                                                                      ----------------   ---------------
                                                                               524,220           503,800             0.19%

Cash equivalents:
     6,318,100         SSGA MONEY MARKET FUND, Current rate 4.99%            6,318,100         6,318,100             2.33%
                                                                      ----------------   ---------------   --------------
                                   Grand Total (c)                    $    224,859,299       257,982,460            94.95%
                                                                      ================   ===============   ==============

Notes to Investments in Securities

      (a)   Securities are valued in accordance with procedures described in note 2 to the December 31, 2006 financial statements.

      (b)   Currently non-income producing assets.

      (c) At March 31, 2007, the cost for Federal income tax purposes was $224,859,299. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

                Gross unrealized appreciation                         $     42,466,514
                Gross unrealized depreciation                               (9,343,353)
                                                                      ----------------
                           Net unrealized appreciation                $     33,123,161
                                                                      ================

      (d) Foreign security values are stated in U.S. dollars. As of March 31, 2007, the value of foreign securities represented 1.43% of net assets.

                           CLEARWATER INVESTMENT TRUST
            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                                 March 31, 2007

                                                                                                                       Percent
                                                                Maturity    Coupon                      Market            of
   Par/Shares                       Security                      date       rate         Cost         value (a)      net assets
----------------    ----------------------------------------   ----------   ------   -------------   -------------   ------------
                    Closed-end funds:
           1,300      BLACKROCK INSD MUN 2008                                        $      20,579          19,916
           9,000      BLACKROCK MUNIYIELD FLA FD INC                                       125,300         125,460
          12,600      BLACKROCK MUNIYIELD PA INSD                                          187,736         189,630
           9,900      BLACKROCK MUNIYIELD MI INSD FD                                       142,488         142,362
          16,700      COLONIAL INSD MUN FD                                                 223,709         231,295
          54,600      DWS MUN INCOME TR                                                    595,762         617,526
           9,600      EATON VANCE FLA MUN INCOME TR                                        137,202         137,760
           1,100      EATON VANCE INSD MI MUN BD FD                                         15,510          16,071
          15,300      INSURED MUN INCOME FD                                                205,250         206,244
          54,400      MBIA CAP CLAYMORE MANAGED                                            703,363         723,520
          45,700      NUVEEN FLA INVT QUALITY MUN FD                                       625,963         640,714
          91,900      NUVEEN FLA QUALITY INCOME MUN                                      1,273,917       1,294,871
           2,800      NUVEEN PA INVT QUALITY MUN FD                                         38,607          39,396
          18,000      NUVEEN PREMIER INC                                                   247,527         254,160
          97,800      SELIGMAN SELECT MUN FD INC                                           982,522       1,003,428
           8,000      VAN KAMPEN MERRITT ADVANTAGE                                         106,434         109,600
          19,700      VAN KAMPEN MERRITT PA                                                279,570         287,817
             200      VAN KAMPEN MERRITT OHIO                                                3,112           3,132
             100      VAN KAMPEN MERRITT TR INVT                                             1,441           1,570
          35,900      VAN KAMPEN MERRITT TR INVT                                           537,880         563,630
                                                                                     -----------------------------
                                                                                         6,453,871       6,608,102          2.21%

                    Municipal bonds:
         950,000      ABILENE TX HLTH FACS DEV CORP            11/15/2028    5.250   $     950,047         950,969
         500,000      AGUA CAIENTE BAND                          7/1/2008    4.600         502,070         502,695
         200,000      ALABAMA SPL CARE FACS FING                11/1/2019    5.000         210,573         207,204
       1,250,000      ALABAMA ST UNIV REV                        8/1/2028    5.250       1,303,328       1,357,975
         350,000      ALASKA INDL DEV & EXPT AUTH               12/1/2010    5.400         350,000         349,857
         250,000      ALASKA INDL DEV & EXPT AUTH CM            12/1/2011    5.450         250,000         249,878
         250,000      ALASKA ST HSG FIN CORP                    12/1/2030    5.000         260,650         261,733
         995,000      ALASKA ST HSG FIN CORP (c)                12/1/2017    6.239         518,314         532,813
         250,000      ALBANY NY INDL DEV AGY CIVIC               4/1/2020    5.000         255,927         255,630
         300,000      ALBANY NY INDL DEV AGY CIVIC               5/1/2016    6.500         300,000         304,806
         500,000      ALEXANDRIA VA REDEV & HSG AUTH            10/1/2029    6.125         529,207         524,330
         300,000      ALLEGHENY CNTY PA HOSP DEV                 4/1/2008    3.300         298,689         297,333
         340,000      ALLEGHENY CNTY PA HOSP DEV                 4/1/2009    3.500         336,771         335,376
         350,000      ALLEGHENY CNTY PA HOSP DEV                 4/1/2010    3.875         344,899         346,287
         400,000      ALLEGHENY CNTY PA HOSP DEV                 4/1/2007    3.100         400,000         399,988
         250,000      AMHERST NY INDL DEV AGY CIVICF             1/1/2013    4.875         250,000         251,040
         500,000      ANDERSON IN ECONOMIC DEV REV              10/1/2021    4.750         495,325         501,985
         250,000      ANNAWAN IL TAX INCREMENT REV               1/1/2018    5.625         250,000         249,298
         500,000      ARBOR GREENE CMNTY DEV DIST FL             5/1/2019    5.000         510,443         529,315
         500,000      ARIZONA HEALTH FACS AUTH                  10/1/2010    4.750         500,000         500,480
         800,000      ARIZONA HEALTH FACS AUTH REV             11/15/2009    6.500         800,000         821,856
       1,750,000      ARLINGTON TX SPL OBLIG                    8/15/2034    5.000       1,884,094       1,835,925
         400,000      ASHEVILLE N C CTFS PARTN                   6/1/2018    5.125         406,299         404,868
         600,000      ATLANTA GA DEV AUTH REV                    1/1/2031    5.000         614,667         620,202
         900,000      ATLANTA GA TAX ALLOCATION                  1/1/2020    5.400         893,956         929,862
         375,000      AUSTIN TX                                  1/1/2009    6.000         383,455         382,478
          50,000      AUSTIN TX UTIL SYS REV                    5/15/2018    5.250          50,120          50,060
         500,000      AUSTIN TX WTR & WASTEWATER SYS            5/15/2027    5.125         516,971         521,870
         400,000      AVE MARIA STEWARDSHIP CMNTY               11/1/2012    4.800         399,521         399,288
         395,000      BADGER TOB ASSET SECURITIZATIO             6/1/2027    6.125         404,569         422,611
         735,000      BADGER TOB ASSET SECURITIZATIO             6/1/2017    6.000         766,101         788,934
          50,000      BAY AREA GOVT ASSOC CA REV               12/15/2014    6.000          51,518          50,241
         570,000      BEDFORD PARK IL TAX INCREMENT              1/1/2012    4.625         567,601         565,839
         500,000      BELMONT CMNTY DEV DIST FL                 11/1/2014    5.125         499,199         499,355
         155,000      BENTON HARBOR MI CHARTER                   5/1/2009   10.000         155,000         154,389
         500,000      BERKELEY CNTY S C SCH DIST INS            12/1/2019    5.250         522,736         527,260
         750,000      BERKELEY CNTY SC SCH DIST                 12/1/2020    5.000         761,072         790,523
         550,000      BEVERLY HILLS CA PUB FIN AUTH              6/1/2023    5.000         553,924         564,531
         300,000      BEXAR CNTY TX HLTH FACS DEVCP              7/1/2027    5.000         310,454         309,453
       1,250,000      BEXAR CNTY TX HLTH FACS DEVCP            11/15/2023    6.100       1,305,926       1,299,700
         250,000      BEXAR CNTY TX HSG FIN CORP                12/1/2021    6.500   $     270,462         268,690
         505,000      BEXAR CNTY TX HSG FIN CORP MF             9/15/2021    8.750         505,000         532,472
         610,000      BEXAR CNTY TX HSG FIN CORP MF              8/1/2030    8.125         587,662         620,407
         845,000      BEXAR CNTY TX HSG FIN CORP MF              4/1/2030    9.000         842,374         828,548
       1,020,000      BEXAR CNTY TX HSG FIN CORP MF              6/1/2031   10.500       1,020,000         997,427
       1,025,000      BEXAR CNTY TX HSG FIN CORP MF             12/1/2036    9.250         999,612       1,066,205
         665,000      BEXAR CNTY TX REV                         8/15/2022    5.750         702,339         698,257
         250,000      BIRMINGHAM BAPTIST MED CTR AL            11/15/2030    5.000         256,998         256,683
         140,000      BIRMINGHAM SOUTHERN COLLEGE AL            12/1/2025    6.125         142,960         142,058

                           CLEARWATER INVESTMENT TRUST
            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                                 March 31, 2007

                                                                                                                       Percent
                                                                Maturity    Coupon                      Market            of
   Par/Shares                       Security                      date       rate         Cost         value (a)      net assets
----------------    ----------------------------------------   ----------   ------   -------------   -------------   ------------
         500,000      BIRMINGHAM SOUTHERN COLLEGE AL            12/1/2019    5.350         505,790         504,030
         500,000      BISMARCK STATE COLLEGE                     4/1/2032    5.010         509,269         509,269
         250,000      BLUE ASH OH TAX INCREMENT                 12/1/2021    5.000         253,548         254,973
         500,000      BOONE CNTY IND REDEV DIST TAX              8/1/2023    5.375         506,468         537,235
         750,000      BOONE CNTY IND REDEV DIST TAX              8/1/2028    5.000         740,284         780,023
         750,000      BRAZOS CNTY TX HEALTH FAC DEV              1/1/2032    5.375         773,260         789,360
         650,000      BREMER CNTY IA RETIREMENT FAC            11/15/2030    4.500         650,000         649,318
         550,000      BRIDGEVILLE DEL SPL OBLIG                  7/1/2035    5.125         550,000         558,465
         250,000      BROADVIEW IL TAX INCREMENT                 7/1/2007    5.000         250,332         250,320
         100,000      BROWNSVILLE TX (c)                        2/15/2011    4.887          82,121          79,781
         165,000      BULLHEAD CITY AZ SPL ASSMT                 1/1/2010    6.100         165,876         165,767
         200,000      CALEXICO CA CMNTY REDEV AGY                8/1/2026    5.375         208,052         209,006
          35,000      CALIFORNIA CMNTYS HSG FIN AGY              8/1/2011    5.000          34,884          35,171
         175,000      CALIFORNIA CMNTYS HSG FIN AGY              8/1/2012    4.650         174,588         175,870
         270,000      CALIFORNIA CMNTYS HSG FIN AGY             12/1/2011    5.000         269,521         271,407
         360,000      CALIFORNIA CMNTYS HSG FIN AGY             11/1/2012    4.850         358,529         361,850
         405,000      CALIFORNIA CMNTYS HSG FIN AGY             10/1/2011    5.000         404,303         407,041
         195,000      CALIFORNIA CNTY                            6/1/2023    5.625         186,329         197,204
         500,000      CALIFORNIA CNTY CALIF TOB                  6/1/2019    4.750         483,163         503,615
         500,000      CALIFORNIA HEALTH FACS FING                8/1/2027    5.125         520,901         511,850
         500,000      CALIFORNIA HEALTH FACS FING                4/1/2010    5.300         515,201         516,290
         500,000      CALIFORNIA MUN FIN AUTH ED REV             6/1/2026    5.250         508,694         527,310
          40,000      CALIFORNIA ST                             10/1/2020    5.250          41,122          40,313
         275,000      CALIFORNIA ST DEPT WTR RES                12/1/2022    5.000         277,163         279,626
         500,000      CALIFORNIA ST DEPT WTR RES                 7/1/2022    5.250         505,335         516,150
         120,000      CALIFORNIA ST DEPT WTR RES CEN            12/1/2027    5.375         125,514         121,937
         350,000      CALIFORNIA ST PUB WKS LEASE                6/1/2023    5.000         351,178         350,210
         375,000      CALIFORNIA ST PUB WKS LEASE                6/1/2021    5.500         382,547         375,326
         200,000      CALIFORNIA STATEWIDE CMNTYS                1/1/2012    5.625         200,000         200,504
         500,000      CALIFORNIA STATEWIDE CMNTYS                4/1/2036    4.524         500,000         501,250
         750,000      CALIFORNIA STATEWIDE CMNTYS                3/1/2035    5.000         757,598         773,460
         500,000      CAMERON TX ED CORP REV                    8/15/2021    5.000         495,434         521,645
         500,000      CAPE GIRARDEAU CNTY MO INDL                6/1/2032    5.750         519,371         527,445
         750,000      CAPITAL TR AGY FL MULTIFAMILY              6/1/2038    5.875         763,789         772,223
         500,000      CAPITAL TR AGY FL REV                     10/1/2033    8.950         500,000         611,210
         500,000      CAPITAL TR AGY FLA MULTIFAMILY             6/1/2013    4.750         500,000         488,220
       1,453,612      CARLSBAD NM INDL DEV REV                  4/15/2021    5.750       1,499,837       1,540,742
         210,000      CARSON CITY NV HOSP REV                    9/1/2031    5.750         219,047         221,315
         330,000      CARTHAGE MO HOSP REV                       4/1/2007    4.000         330,000         329,997
         750,000      CARTHAGE MO HOSP REV                       4/1/2010    4.500         736,592         739,110
         245,000      CATTARAUGUS CNTY NY INDL DEV               8/1/2023    5.250         254,406         252,646
       1,130,000      CENTRAL FALLS RI DETENTION FAC            1/15/2009    6.000       1,130,000       1,139,978
         270,000      CHARLESTON CNTY SC HOSP FACS              10/1/2019    5.500         278,534         272,271
         400,000      CHARTIERS VALLEY PA INDL                  8/15/2012    5.000         397,194         404,492
         500,000      CHATHAM CNTY GA HOSP AUTH REV              1/1/2034    5.500         521,650         530,445
         500,000      CHEROKEE NATION OK HLTHCARE               12/1/2021    4.600         500,000         503,000
         250,000      CHESTERFIELD CNTY VA INDL DEV              6/1/2017    5.875         257,116         268,298
         450,000      CHESTERFIELD CNTY VA INDL DEV              7/1/2019    5.200         411,040         463,946
         330,000      CHICAGO IL                                 1/1/2025    5.125         339,378         332,901
         750,000      CHICAGO IL BRD ED                         12/1/2030    5.250         780,759         770,850
          25,000      CHICAGO IL MET HSG DEV CORP                7/1/2022    6.850          25,812          25,636
       1,000,000      CHICAGO IL TAX INCREMENT                  12/1/2008    6.500         990,327       1,039,180
         500,000      CITIZEN POTAWATOMI NATION OK               9/1/2016    6.500         500,000         529,835
         500,000      CLARK CNTY NV POLLUTN CTL REV             10/1/2011    5.300         504,086         502,900
         500,000      CLEVELAND CUYAHOGA CNTY OH                5/15/2023    5.250         500,000         514,765

         150,000      CLEVELAND OH WTRWKS REV                    1/1/2023    5.000   $     153,151         152,649
         275,000      COLORADO EDL & CULTURAL FACS              6/15/2012    4.625         270,645         267,273
         400,000      COLORADO EDL & CULTURAL FACS A            11/1/2007    4.500         401,636         399,768
         225,000      COLORADO HEALTH FACS AUTH REV             12/1/2010    6.250         227,093         235,800
         295,000      COLORADO HEALTH FACS AUTH REV             12/1/2008    4.400         293,595         296,422
         350,000      COLORADO HEALTH FACS AUTH REV             12/1/2010    6.250         353,256         367,269
         750,000      COLORADO HEALTH FACS AUTH REV            11/15/2029    5.125         782,199         788,948
       1,000,000      COLORADO HEALTH FACS AUTH REV             9/15/2023    5.700       1,032,610       1,042,530
         295,000      CONCORDE ESTATES CMNTY DEV DIS             5/1/2011    5.000         293,915         295,224
         250,000      CONNECTICUT ST                             7/1/2025    5.000         254,934         262,123
         590,000      CONNECTICUT ST DEV AUTH POLLTN             9/1/2028    5.850         621,896         618,302
       1,250,000      CONNECTICUT ST DEV AUTH POLLTN             9/1/2028    5.850       1,324,929       1,309,925
         400,000      CONNERTON W CMNTY DEV DIST FL              5/1/2016    5.125         399,246         400,732
         250,000      COOK CNTY IL SCH DIST 95                  12/1/2024    5.250         251,285         251,470
         350,000      COOLIDGE AZ UNI SCH DIST                  10/1/2010    4.150         348,869         347,242
         250,000      CORALVILLE IA                              6/1/2018    5.000         247,877         261,210
         250,000      CORTLAND IL SPL SVC AREA                   3/1/2032    4.700         250,000         249,228
         643,000      CORTLAND IL SPL TAX REV                    3/1/2017    5.500         636,975         651,848
         500,000      COW CREEK BAND UMPQUA TRIBE                5/1/2035    5.000         500,000         501,025

                           CLEARWATER INVESTMENT TRUST
            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                                 March 31, 2007

                                                                                                                       Percent
                                                                Maturity    Coupon                      Market            of
   Par/Shares                       Security                      date       rate         Cost         value (a)      net assets
----------------    ----------------------------------------   ----------   ------   -------------   -------------   ------------
       1,070,000      CROW FIN AUTH MINN TRIBAL PUR             10/1/2017    5.650       1,014,874       1,101,415
         400,000      DADE CNTY FL HLTH FAC HOSP REV            5/15/2021    5.250         405,304         400,408
         490,000      DALLAS TX HSG FIN CORP                   10/20/2032    6.750         505,817         522,712
         750,000      DAYTON OH SPL FACS REV                     2/1/2018    5.625         799,152         774,488
         300,000      DECATUR TX HOSP AUTH HOSP REV              9/1/2007    4.125         300,000         298,752
         250,000      DENHAM SPRINGS LIVN HSG & MTG             11/1/2040    5.000         260,850         259,818
         750,000      DENVER CO CONVENTION CTR                  12/1/2026    5.125         784,707         803,460
         500,000      DENVER COLO CONVENTION CTR                12/1/2030    5.000         513,292         528,250
         155,000      DESLOGE MO TAX INCREMENT REV              4/15/2007    4.000         155,007         154,946
         585,000      DETROIT CMNTY HIGH SCH MI                 11/1/2010    5.000         585,000         575,476
         500,000      DETROIT LAKES MN HSG & HEALTH              8/1/2034    4.250         500,000         500,770
       1,250,000      DIRECTOR ST NV DEPT BUSINESS             11/15/2014    6.000       1,234,906       1,265,900
          55,000      DOUBLE BRANCH CMNTY DEV DIST               5/1/2008    5.125          54,951          55,018
         500,000      DURBIN CROSSING CMNTY DEV                 11/1/2010    4.875         499,538         495,285
         300,000      E470 PUB HWY AUTH CO REV                   9/1/2026    5.000         304,682         304,206
         300,000      EAST BATON ROUGE                          10/1/2028    4.500         300,000         299,385
         500,000      EAST BATON ROUGE LA MTG                   10/1/2023    4.400         500,000         501,965
       1,000,000      EAST POINT GA                              2/1/2026    8.000       1,142,176       1,139,140
         800,000      EDEN PRAIRIE MN MLT FAM HSG               2/20/2043    6.200         875,068         867,664
         425,000      EL PASO CNTY TEX HSG FIN CORP             12/1/2015    7.000         425,000         424,983
         400,000      EL PASO TX HEALTH FACS DEV                8/15/2012    7.000         400,000         429,040
         500,000      ERIE CNTY OH HOSP FACS REV                8/15/2013    6.000         539,242         546,875
         500,000      ERNEST N MORIAL NEW ORLEANS LA            7/15/2028    5.250         512,884         532,000
         500,000      ESTHERVILLE IA HOSP REV                    7/1/2020    6.300         509,872         533,095
         170,000      FARMINGTON NM POLLUTN CTL REV              4/1/2022    5.800         173,662         171,688
         750,000      FARMS NEW KENT VA                          3/1/2036    5.125         750,000         760,035
         615,000      FIDDLERS CREEK CMNTY DEV DIST              5/1/2013    5.750         611,085         635,172
          10,000      FISHAWK CMNTY DEV DIST II                 11/1/2007    5.000           9,994           9,999
         700,000      FLORIDA HSG FIN CORP REV                  10/1/2030    5.750         734,780         734,412
         300,000      FLORIDA ST BRD ED CAP OUTLAY               6/1/2021    4.750         303,447         302,292
         350,000      FLORIDA ST DIV BD FIN DEPT                 7/1/2011    5.000         364,783         354,603
       1,335,000      FOREST CREEK CMNTY DEV DIST                5/1/2011    4.850       1,333,734       1,324,467
         500,000      FREEDOME WI SAN DIST                       6/1/2011    4.900         502,348         504,130
         250,000      FULCO GA HOSP AUTH ANTIC CTFS            11/15/2028    5.000         260,273         257,335
         300,000      FULTON CNTY PA INDL DEV AUTH               7/1/2009    5.300         299,604         299,595
         330,000      FULTON CNTY PA INDL DEV AUTH               7/1/2011    5.375         329,171         330,528
         325,000      GALVESTON CNTY TX HEALTH FACS             11/1/2014    5.000         331,969         328,894
         500,000      GARDEN GROVE CA CTFS PARTN                 8/1/2023    5.700         513,623         500,840
         500,000      GARZA CNTY TX PUB FAC CORP                10/1/2016    5.500         513,918         531,950
         750,000      GARZA CNTY TX PUB FAC CORP                10/1/2011    5.000         753,697         763,140
         210,000      GATEWAY SVCS CMNTY DEV DIST FL             5/1/2010    5.500         209,114         210,603
          20,000      GEORGIA MUN ELEC AUTH PWR REV (c)          1/1/2012    4.743          15,702          14,998
         280,000      GEORGIA MUN ELEC AUTH PWR REV (c)          1/1/2012    5.557         214,334         206,618
         250,000      GOLDEN ST                                  6/1/2027    4.500         244,151         243,770
         250,000      GOLDEN ST TOB SECURITIZATION               6/1/2033    5.000         244,273         247,463

       1,000,000      GOLDEN ST TOB SECURITIZATION (c)           6/1/2022    1.294   $     822,266         881,600
       1,750,000      GOLDEN ST TOB SECURITIZATION               6/1/2019    5.000       1,818,514       1,794,538
         500,000      GREENVILLE CNTY S C SCH DIST              12/1/2028    5.000         519,160         525,605
         585,000      GROVE CITY PA AREA HOSP AUTH               7/1/2012    5.250         584,321         585,971
       1,000,000      HARRIS CNTY TX                            8/15/2035    5.250       1,046,635       1,040,970
         300,000      HARRISBURG PA AUTH UNIV REV                9/1/2016    5.400         300,000         306,315
       1,000,000      HARTLAND MI CONS SCH DIST                  5/1/2029    5.125       1,023,475       1,036,190
         500,000      HAWAII ST DEPT BUDGET & FIN              11/15/2009    6.750         500,000         520,030
         315,000      HAYWARD CA CTFS PARTN                      8/1/2026    5.250         323,038         318,462
         360,000      HEALTH CARE AUTH FOR BAPTIST H           11/15/2018    5.000         373,084         374,296
       1,500,000      HENDERSON NV LOC IMPT DISTS                9/1/2010    4.500       1,500,000       1,500,660
         250,000      HENRICO CNTY VA ECONOMIC DEV              10/1/2027    5.000         255,779         257,338
         280,000      HERITAGE ISLE AT VIERA CMNTY              11/1/2009    5.000         279,812         280,014
         500,000      HERITAGE ISLE AT VIERA CMNTY              11/1/2013    5.000         498,801         496,795
         750,000      HIGHLANDS CNTY FL HEALTH FACS            11/15/2036    5.250         769,115         793,208
       1,000,000      HIGHLANDS CNTY FL HEALTH REV             11/15/2030    5.000       1,026,205       1,032,120
         775,000      HIGHLANDS CNTY FLA HEALTH FACS           11/15/2027    5.000         790,807         802,691
         500,000      HIMALAYA WTR & SANTN DIST CO              12/1/2035    5.000         513,726         520,485
          30,000      HOUSTON TX HLTH FACS DEV CORP             2/15/2034    4.750          30,000          30,009
         350,000      HOUSTON TX HLTH FACS DEV CORP             2/15/2034    5.000         350,000         350,098
         850,000      HOUSTON TX HLTH FACS DEV CORP             2/15/2023    7.000         850,000         950,708
         250,000      HOWARD CNTY MD RETIREMENT                  4/1/2027    5.250         257,030         257,453
         750,000      HUNTSVILLE AL HEALTH CARE AUTH             6/1/2022    5.625         787,621         802,133
         750,000      HUNTSVILLE AL HEALTH CARE AUTH             6/1/2032    5.750         791,386         826,230
         110,000      IDAHO HEALTH FACS AUTH HOSP                8/1/2010    6.000         110,623         112,620
         120,000      IDAHO HEALTH FACS AUTH HOSP                8/1/2009    5.750         120,621         121,424
         245,000      IDAHO HSG & FIN ASSN                       8/1/2017    6.250         245,000         246,681
         310,000      IDAHO HSG & FIN ASSN NON PROFI             8/1/2010    5.750         310,000         311,045
         170,000      ILLINOIS DEV FIN AUTH POLLUTN              2/1/2024    5.700         174,465         172,229

                           CLEARWATER INVESTMENT TRUST
            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                                 March 31, 2007

                                                                                                                       Percent
                                                                Maturity    Coupon                      Market            of
   Par/Shares                       Security                      date       rate         Cost         value (a)      net assets
----------------    ----------------------------------------   ----------   ------   -------------   -------------   ------------
         730,000      ILLINOIS DEV FIN AUTH POLLUTN              3/1/2014    5.500         738,995         734,782
         250,000      ILLINOIS DEV FIN AUTH REV                 5/15/2021    5.500         260,226         256,325
         250,000      ILLINOIS DEV FIN AUTH REV                  7/1/2008    5.800         253,750         253,428
         600,000      ILLINOIS DEV FIN AUTH REV                  7/1/2009    5.900         608,270         608,376
       3,010,000      ILLINOIS DEV FIN AUTH REV                  7/1/2019    6.050       3,091,182       3,051,598
         750,000      ILLINOIS EDL FACS AUTH                     7/1/2038    5.125         765,912         767,483
         500,000      ILLINOIS FIN                              3/15/2027    5.000         524,461         524,175
         150,000      ILLINOIS FIN AUTH REV                     12/1/2036    5.000         152,172         154,101
         250,000      ILLINOIS FIN AUTH REV                     5/15/2038    5.750         257,478         261,000
         250,000      ILLINOIS FIN AUTH REV                     12/1/2021    5.000         257,128         259,598
         375,000      ILLINOIS FIN AUTH REV                      4/1/2026    5.000         382,171         389,036
         500,000      ILLINOIS FIN AUTH REV                     5/15/2012    5.100         497,761         502,050
         500,000      ILLINOIS FIN AUTH REV                     2/15/2038    5.875         506,304         526,255
         500,000      ILLINOIS FIN AUTH REV                     2/15/2038    5.400         500,000         500,945
         500,000      ILLINOIS FIN AUTH REV                    11/15/2016    5.000         515,399         513,740
         610,000      ILLINOIS FIN AUTH REV                     8/15/2026    6.000         626,043         645,807
         650,000      ILLINOIS FIN AUTH REV                     5/15/2015    5.250         660,714         663,007
         675,000      ILLINOIS FIN AUTH REV                      2/1/2037    5.250         683,838         709,904
         750,000      ILLINOIS FIN AUTH REV                    11/15/2035    5.000         750,000         750,435
         375,000      ILLINOIS FIN AUTH SPORTS FAC              12/1/2035    7.000         369,264         396,360
         500,000      ILLINOIS FIN AUTH STUDENT HSG              6/1/2007    5.000         501,508         500,540
         500,000      ILLINOIS FN AUTH REV                     11/15/2026    5.250         515,503         515,400
       1,000,000      ILLINOIS HEALTH FACS AUTH REV             8/15/2033    5.100       1,044,065       1,038,100
       1,000,000      ILLINOIS HEALTH FACS AUTH REV            11/15/2019    7.000       1,050,269       1,047,370
       1,095,000      ILLINOIS HEALTH FACS AUTH REV             5/15/2032    5.500       1,124,335       1,138,209
       2,400,000      ILLINOIS HEALTH FACS AUTH REV            11/15/2019    7.000       2,521,163       2,513,688
         500,000      ILLINOIS HLTH FACS AUTH REV               2/15/2019    6.000         506,445         500,185
         250,000      ILLINOIS ST SALES TAX REV                 6/15/2009    5.000         253,765         250,250
         250,000      INDIANA HEALTH & EDL FAC FING            11/15/2025    5.250         255,575         262,720
         250,000      INDIANA HEALTH & EDL FAC FING             2/15/2040    5.250         255,798         262,368
         190,000      INDIANA HLTH FAC FING AUTH REV            8/15/2018    5.000         169,811         190,545
         620,000      INDIANA HLTH FAC FING AUTH REV            8/15/2009    4.750         596,338         621,829
         300,000      INDIANA HLTH FAC HOSP REV                  1/1/2023    6.000         312,064         300,402
         350,000      INDIANA HLTH FAC HOSP REV                 2/15/2018    5.250         358,852         357,886
         750,000      INDIANA HLTH FAC HOSP REV                  8/1/2008    6.000         756,472         764,618

         185,000      INDIANA ST DEV FIN AUTH POLLUT             3/1/2030    5.000   $     186,008         185,139
         300,000      INDIANA TRANSN FIN AUTH HWY               12/1/2025    5.375         315,091         317,658
         250,000      INDUSTRY CA URBAN DEV AGY                  5/1/2021    4.750         254,943         254,468
         300,000      INTERCOMMUNITY HOSP AUTH CA CT            11/1/2019    5.250         312,302         309,870
         200,000      INTERLOCKEN MT CIST CO                   12/15/2019    5.750         216,653         210,868
       2,500,000      INTERMEDIATE SCH DIST 287 MN              11/1/2032    5.295       2,547,771       2,562,200
       1,000,000      INTERMEIDIATE SCH DIST 287 MN              1/1/2028    5.460       1,022,362       1,050,280
         200,000      IOWA FIN AUTH RETIREMENT CMNTY           11/15/2009    4.250         198,774         196,318
         200,000      IOWA FIN AUTH RETIREMENT CMNTY           11/15/2011    4.750         197,954         197,178
         230,000      IOWA FIN AUTH SR HSG REV                  11/1/2011    5.000         230,000         230,251
         500,000      JACKSONVILLE FL                            3/1/2047    4.550         500,000         487,400
         250,000      JEFFERSON PARISH LA FIN AUTH               6/1/2033    5.000         264,070         264,468
         750,000      JEFFERSON PARISH LA FIN AUTH R             6/1/2038    5.000         798,627         790,208
         250,000      JOHNSON CITY TN HEALTH & EDL              2/15/2009    4.500         248,883         249,758
         290,000      JOPLIN MO INDL DEV AUTH HEALTH            2/15/2008    4.000         291,633         289,754
         300,000      JUBAN PARK CMNTY DEV DIST LA              10/1/2014    5.150         300,000         301,314
       1,000,000      KENT HOSP FIN AUTH MICH REV                7/1/2035    6.000       1,066,024       1,098,760
         250,000      KENTWOOD MI ECONOMIC DEV                 11/15/2036    5.375         262,130         261,255
         700,000      KENTWOOD MI ECONOMIC DEV                 11/15/2026    5.250         710,811         728,672
       2,000,000      KERRVILLE TEX HEALTH FACS                 8/15/2035    5.450       2,017,707       2,019,400
         605,000      KERSHAW CNTY SC PUB SCHS                  12/1/2025    5.000         618,577         639,896
       1,510,000      KING CNTY WA                               1/1/2030    5.000       1,519,378       1,535,308
         500,000      KNOX CNTY TENN HEALTH EDL &HSG             4/1/2029    5.625         517,637         515,765
         370,000      KNOX CNTY TN HEALTH EDL & HSG              4/1/2024    5.625         382,147         381,773
         400,000      KRONENWETTER WI                            3/1/2017    5.000         404,996         405,044
         500,000      KRONENWETTER WI REDEV AUTH                 6/1/2008    4.800         503,073         503,685
         500,000      LAKE ASHTON II CMNTY DEV DIST             11/1/2011    5.000         500,018         500,325
         695,000      LAKE ASHTON II CMNTY DEV DIST             11/1/2010    4.875         695,874         688,446
         500,000      LAKELAND FL HOSP SYS REV                 11/15/2032    5.000         513,380         514,800
         250,000      LANCASTER CNTY PA HOSP AUTH               11/1/2026    5.000         262,052         261,123
         400,000      LANGSTON OK ECONOMIC DEV AUTH              5/1/2026    5.250         414,669         426,148
         250,000      LEBANON CNTY PA HEALTH FACS              12/15/2008    4.000         250,000         247,933
         250,000      LEE CNTY FL INDL DEV AUTH                11/15/2029    5.000         256,575         256,075
         750,000      LEE CNTY FL INDL DEV AUTH REV             6/15/2027    5.250         755,235         756,728
         350,000      LEE CNTY FL WTR & SWR REV                 10/1/2027    5.000         354,116         369,457
         250,000      LEHIGH CNTY PA GEN PURP AUTH              8/15/2042    4.764         250,000         249,875
         300,000      LEWIS CNTY WA PUB HOSP DIST               12/1/2011    6.000         301,942         300,456
         500,000      LEWISVILLE TX INDPT SCH DIST              8/15/2025    5.000         511,289         521,495
         550,000      LOMBARD IL PUB FACS CORP                   1/1/2030    5.500         581,193         595,595

                           CLEARWATER INVESTMENT TRUST
            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                                 March 31, 2007

                                                                                                                       Percent
                                                                Maturity    Coupon                      Market           of
   Par/Shares                       Security                      date       rate         Cost         value (a)      net assets
----------------    ----------------------------------------   ----------   ------   -------------   -------------   ------------
         500,000      LOMBARD IL PUB FACS CORP  REV              1/1/2015    6.375         500,000         517,345
         300,000      LOMBARD ILL PUB FACS CORP                  1/1/2025    5.500         319,841         325,323
         100,000      LOS ANGELES CA CMNTY REDEV AGY             7/1/2007    4.875         100,187         100,096
         400,000      LOUDOUN CNTY VA DEV INDL AUTH              8/1/2028    5.000         400,000         404,268
         400,000      LOUISIANA HSG FIN AGY SINGLE F             6/1/2038    5.850         435,804         437,808
         505,000      LOUISIANA LOC GOVT ENVIR FACS             6/20/2028    8.000         505,000         505,076
         100,000      LOUISIANA PUB FACS AUTH REV                2/1/2028    5.000         102,554         102,567
         270,000      LOUISIANA PUB FACS AUTH REV               5/15/2027    5.500         273,432         285,576
         400,000      LOUISIANA PUB FACS AUTH REV               12/1/2015    6.500         412,758         404,016
         750,000      LOUISVILLE   JEFFERSON CNTY KY            10/1/2036    5.250         791,206         791,618
         100,000      LUBBOCK TX HLTH FACS DEV CORP             1/20/2010    5.000         100,000         100,653
         175,000      LUBBOCK TX HLTH FACS DEV CORP             3/20/2012    5.000         175,000         178,568
         250,000      LUBBOCK TX HLTH FACS DEV CORP              7/1/2023    5.000         252,146         253,990
         325,000      LUBBOCK TX HLTH FACS DEV CORP              7/1/2019    5.250         330,214         332,849
         350,000      LUCAS CNTY OH HEALTH CARE FAC             8/15/2015    6.375         340,288         372,005
         500,000      LYNN MA WTR & SWR COMN GEN REV            12/1/2032    5.000         505,751         528,390
         750,000      LYONS CO REV                             11/30/2016    4.750         758,944         756,908
         485,000      MADISON CNTY FL REV                        7/1/2025    6.000         477,070         503,537
       1,000,000      MALTA ILL TAX INCREMENT REV              12/30/2025    5.750       1,000,000       1,006,330
         500,000      MANCHESTER N H HSG & REDEV  (c)            1/1/2020    5.248         254,449         282,760
         250,000      MANCHESTER NH HSG & REDEV                  1/1/2015    6.750         266,998         268,753
         500,000      MANITOWOC WI ELEC REV                     10/1/2034    5.250         514,690         514,985
         500,000      MAPLE GROVE MN HEALTH CARE REV             9/1/2029    5.000         505,890         520,185
         110,000      MARICOPA CNTY AZ HOSP REV                  1/1/2008    7.625         111,637         113,204
         250,000      MARICOPA CNTY AZ INDL DEV                  1/1/2027    6.625         267,161         268,565

         100,000      MARION CNTY IN CNVTN & RECTL               6/1/2027    5.000   $     102,070         101,799
         250,000      MARYLAND ST ECONOMIC DEV CORP             12/1/2011    4.750         247,926         251,753
         250,000      MARYLAND ST HEALTH & HIGHER                1/1/2017    5.000         250,404         251,355
         750,000      MARYLAND ST HEALTH & HIGHER                1/1/2013    4.750         750,000         751,575
         250,000      MARYLAND ST HEALTH & HIGHER ED             1/1/2027    4.625         250,000         254,318
         500,000      MASHANTUCKET WSTRN PEQUOT                  9/1/2036    5.500         509,583         530,335
         150,000      MASHANTUCKET WESTERN PEQUOT  (c)           9/1/2009    6.300         129,130         134,213
       1,500,000      MASSACHUSETTS ST COLLEGE BLDG              5/1/2039    5.375       1,570,876       1,558,620
         750,000      MASSACHUSETTS ST HEALTH & EDL              7/1/2016    5.500         766,173         766,013
         500,000      MASSACHUSETTS ST HEALTH AUTH               7/1/2018    5.000         519,222         528,600
         350,000      MASSACHUSETTS ST HLTH EDL FACS           11/15/2009    5.125         353,787         356,773
         450,000      MASSACHUSETTS ST HLTH EDL FACS             7/1/2028    5.000         464,426         457,349
         750,000      MASSACHUSETTS ST INDL FIN AGY             10/1/2023    5.000         770,933         768,593
         100,000      MASSACHUSETTS ST TPK AUTH MET              1/1/2027    5.000         101,870         101,518
         225,000      MASSACHUSETTS ST TPK AUTH MET              1/1/2029    5.250         232,048         229,723
         500,000      MASSACHUSETTS ST TPK AUTH MET              1/1/2017    5.125         510,434         510,530
          45,000      MATAGORDA CNTY TX NAV DIST 1               6/1/2026    5.250          46,471          46,635
         265,000      MATAGORDA CNTY TX NAV DIST 1               6/1/2026    5.250         271,417         273,928
       1,000,000      MATTESON IL TAX INCREMENT REV             12/1/2009    4.250       1,000,000       1,000,200
       1,750,000      MC ALESTER OKLA PUB WKS AUTH  (c)          2/1/2030    5.480         508,354         501,008
         200,000      MEAD VLG NE TAX INCREMENT REV              7/1/2012    5.125         200,000         200,120
         175,000      MECKLENBURG CNTY NC INDL FACS             12/1/2009    5.250         176,800         175,158
          10,000      MEDITERRA NO CMNTY DEV DIST FL             5/1/2008    6.000           9,995          10,045
         500,000      MESQUITE TX HEALTH FACS DEV               2/15/2015    5.000         503,200         511,505
         855,000      MET GOVT NASHVILLE DAVIDSON TN  (b)       6/20/2036   10.000         855,000         678,673
       1,075,000      MET GOVT NASHVILLE DAVIDSON TN  (b)      12/20/2020    8.000       1,075,000       1,074,839
       1,850,000      MET GOVT NASHVILLE DAVIDSON TN           12/20/2040    7.500       1,850,000       1,849,908
         500,000      METRO GOVT NSHVILLE TN WTR SWR             1/1/2018    5.000         515,699         509,525
         850,000      METRO TRANSN AUTH NY SVC CONTR             7/1/2030    5.000         882,437         883,932
         300,000      METROPOLITAN PIER & EXPO IL               6/15/2012    5.250         308,020         300,279
         500,000      MI PUB EDL FACS AUTH REV                   9/1/2019    5.500         499,523         511,225
         500,000      MIAMI CNTY OH HOSP FACS REV               5/15/2018    5.250         512,895         533,180
         500,000      MIAMI DADE CNTY FL EXPWY                   7/1/2029    5.125         521,847         526,895
         250,000      MIAMI DADE CNTY FL SPL OBLIG              10/1/2037    5.000         257,143         255,270
         175,000      MICHIGAN ST HOSP FIN AUTH REV              6/1/2028    5.000         178,443         177,847
         220,000      MICHIGAN ST HOSP FIN AUTH REV            11/15/2009    4.000         216,921         218,236
       1,000,000      MICHIGAN ST STRATEGIC FD                   9/1/2029    5.450       1,061,263       1,061,080
         750,000      MILWAUKEE WI REDEV AUTH REV                8/1/2015    5.125         749,939         756,923
         645,000      MINNESOTA ST HIGHER ED FACS               10/1/2016    4.493         651,124         652,256
       1,000,000      MISSISSIPPI DEV BK SPL                    10/1/2013    5.000       1,030,694       1,029,740
         750,000      MISSOURI ST DEV FIN BRD FACS               4/1/2015    6.000         750,000         778,260
         500,000      MISSOURI ST HLTH & EDL FAC AUT             2/1/2027    4.875         506,821         505,815
         500,000      MISSOURI ST HLTH & EDL FAC AUT             2/1/2018    4.875         513,962         513,340
         980,000      MISSOURI ST HLTH & EDL FAC AUT             2/1/2022    5.125       1,015,285       1,020,200
         375,000      MISSOURI ST HLTH & EDL FAC REV            5/15/2025    5.125         390,887         391,178
         500,000      MONROE CNTY GA POLLUTN CTL REV             7/1/2036    4.900         511,529         510,795
         390,000      MONROE MCKEEN PLAZA HSG DEV LA             2/1/2012    6.800         392,265         390,499
         500,000      MONROEVILLE AL WTRWKS BRD                  1/1/2020    5.125         514,649         510,585
         565,000      MONTGOMERY AL SPL CARE FACS                9/1/2022    5.375         596,301         579,204

                           CLEARWATER INVESTMENT TRUST
            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                                 March 31, 2007

                                                                                                                       Percent
                                                                Maturity    Coupon                      Market           of
   Par/Shares                       Security                      date       rate         Cost         value (a)      net assets
----------------    ----------------------------------------   ----------   ------   -------------   -------------   ------------
         375,000      MONTGOMERY CNTY PA INDL DEV RE             2/1/2028    6.125         369,573         396,319
         650,000      MONTGOMERY CNTY PA INDL DEV RE             2/1/2014    5.375         645,416         664,788
         200,000      MONTGOMERY CNTY TX MUN UTIL                3/1/2017    4.900         200,871         200,194
         200,000      MOUNT CARBON MET DIST CO REV (e)           6/1/2043    1.000               -               -
         800,000      MOUNT CARBON MET DIST CO REV (e)           6/1/2043    7.000         800,000         800,000
         300,000      MOUNT DORA FL HEALTH FACS AUTH            8/15/2008    4.250         298,016         297,051
         200,000      MOUNT DORA FLA HEALTH FACS                8/15/2007    3.750         199,815         199,040
         260,000      MOUNTAIN REGL WTR SPL SVC DIST            12/1/2008    6.250         259,101         261,880
         500,000      MULESHOE TX INDPT SCH DIST (b)            2/15/2031    5.000         504,949         501,780
         140,000      NEW HAMPSHIRE HEALTH & ED                  7/1/2011    5.000         140,901         141,350
         480,000      NEW HAMPSHIRE HEALTH & ED                  7/1/2016    5.000         477,869         484,978
         300,000      NEW JERSEY ECONOMIC DEV AUTH               1/1/2015    5.000         296,203         305,964
         250,000      NEW MEXICO HSG AUTH REGION                 7/1/2017    6.000         250,000         265,965
          50,000      NEW MEXICO MTG FIN AUTH                    1/1/2026    6.950          52,701          50,712
         250,000      NEW MEXICO ST HOSP EQUIP LN                7/1/2025    5.250         260,789         266,425

         250,000      NEW MEXICO ST HOSP EQUIP LN               8/15/2017    5.000   $     248,987         248,388
         500,000      NEW RIVER CNMTY DEV DIST FL CP             5/1/2013    5.000         498,210         497,005
         240,000      NEW YORK CNTYS TOB TR IV                   6/1/2021    4.250         237,467         237,394
         395,000      NEW YORK N Y                              3/15/2029    5.000         406,778         404,701
         500,000      NEW YORK ST ENVIRONMENTAL FACS             4/1/2022    5.125         508,963         500,020
         750,000      NEW YORK ST MED CARE FACS FIN             11/1/2020    5.375         768,558         756,113
         215,000      NEW YORK ST MTG AGY REV                    4/1/2011    5.550         222,143         220,607
         500,000      NORMAN OKLA REGL HOSP AUTH REV             9/1/2024    5.500         510,071         535,845
         560,000      NORMAN OKLA REGL HOSP AUTH REV             9/1/2016    5.625         596,396         571,962
         375,000      NORTH CAROLINA MED CARE                    7/1/2027    5.000         389,250         388,549
         250,000      NORTH CAROLINA MED CARE COMMN             2/15/2019    5.500         257,388         256,343
         500,000      NORTH CAROLINA MED CARE COMMN             10/1/2034    5.800         543,253         541,095
         150,000      NORTH CAROLINA MED CARE HLTH              10/1/2028    5.000         153,608         153,647
       1,300,000      NORTH CAROLINA MED CARE HLTH              10/1/2035    4.750       1,300,000       1,300,299
         420,000      NORTH CAROLINA MUN PWR AGY                 1/1/2017    5.125         436,229         428,845
         535,000      NORTH CENT TX HLTH FAC DEV               11/15/2010    7.000         563,589         571,749
         500,000      NORTH HARRIS CNTY TX REGL WTR            12/15/2032    5.000         516,730         521,890
         350,000      NORTH RANGE MET DIST NO 1 CO             12/15/2024    5.000         364,458         364,179
         500,000      NORTHEAST NEB SOLID WASTE COAL            5/15/2023    4.900         502,271         500,405
       1,000,000      NORTHRN CA PWR AGY PUB PWR REV             7/1/2009    5.000       1,005,892       1,000,810
         250,000      OAKLAND CA UNI SCH DIST                    8/1/2024    5.000         260,105         265,285
         100,000      OAKRIDGE COMMUNITY DEVELOPMENT             5/1/2018    5.250         103,554         103,745
         565,000      OHIO ST AIR QUALITY DEV AUTH               1/1/2024    5.450         578,580         565,729
       1,100,000      OKLAHOMA CNTY OK FIN AUTH REV            11/15/2040    5.000       1,100,000       1,094,687
         500,000      OKLAHOMA DEV FIN AUTH HOSP                12/1/2023    5.125         496,329         520,555
         130,000      OKLAHOMA DEV FIN AUTH REV                 2/15/2029    6.000         136,490         135,866
         500,000      ORANGE CNTY FL HLTH FACS AUTH            11/15/2039    5.125         514,886         520,640
         560,000      ORANGE CNTY FL HLTH FACS AUTH              7/1/2009    4.625         560,000         555,363
         640,000      OREGON ST HEALTH HSG EDL AUTH            11/15/2026    8.000         668,050         648,371
          45,000      OREGON ST HSG & CMNTY SVCS DEP             7/1/2022    5.700          45,722          45,314
         495,000      ORLEANS PARISH LA SCH BRD (c)              2/1/2015    5.526         318,822         327,888
         370,000      PALM BEACH FL HEALTH FACS                11/15/2029    5.125         373,602         377,330
         225,000      PALO ALTO CNTY IA HOSP REV                 8/1/2024    5.250         228,359         230,218
         625,000      PANTHER TRACE II FL CMNTY DEV             11/1/2010    5.000         628,047         621,638
         685,000      PARKLANDS LEE CMNTY DEV DIST               5/1/2011    5.125         684,341         685,870
         250,000      PENNSYLVANIA INTRGVRNMNTL COOP            6/15/2021    5.000         257,648         256,845
         295,000      PENNSYLVANIA ST HIGHER EDL                1/15/2031    6.000         309,190         319,060
         500,000      PENNSYLVANIA ST HIGHER EDL                3/15/2030    5.750         516,362         523,960
         600,000      PENNSYLVANIA ST HIGHER EDL                1/15/2022    6.000         621,621         650,040
          75,000      PENNSYLVANIA ST HIGHER EDL FAC           11/15/2016    5.875          80,086          76,613
         235,000      PENNSYLVANIA ST HIGHER EDL FAC           11/15/2021    5.875         255,033         240,074
         325,000      PENNSYLVANIA ST HIGHER EDL FAC           11/15/2016    5.875         336,360         332,017
         500,000      PENNSYLVANIA ST HIGHER EDL FAC             4/1/2015    5.375         514,127         514,070
         500,000      PENNSYLVANIA ST HIGHER EDL FAC            12/1/2018    5.000         515,845         525,970
         165,000      PHILADELPHIA PA HOSP & HIGH ED           11/15/2027    5.500         167,709         167,122
         500,000      PHILADELPHIA PA HOSP & HIGH ED            6/15/2019    5.625         518,931         518,690
         250,000      PHILADELPHIA PA HOSPS & HIGHER           11/15/2023    6.625         254,262         251,105
         250,000      PHOENIX AZ STR & HWY USER REV              7/1/2011    6.250         256,643         250,445
         425,000      PIMA CNTY AZ INDL                          2/1/2015    6.625         425,000         432,999
         200,000      PIMA CNTY AZ INDL DEV                    12/15/2016    5.250         197,742         204,886
         150,000      PIMA CNTY AZ INDL DEV AUTH                 7/1/2023    5.700         154,710         158,691
         250,000      PIMA CNTY AZ INDL DEV AUTH                 6/1/2022    5.000         254,973         254,473
         265,000      PIMA CNTY AZ INDL DEV AUTH                 8/1/2012    6.250         265,000         269,834
         400,000      PIMA CNTY AZ INDL DEV AUTH                12/1/2017    5.350         400,000         397,880
         500,000      PIMA CNTY AZ INDL DEV AUTH                 6/1/2016    6.000         500,000         517,955
         500,000      PIMA CNTY AZ INDL DEV AUTH                 7/1/2014    4.650         498,466         499,600
         150,000      PIMA CNTY AZ INDL DEV AUTH ED              7/1/2012    5.000         149,650         152,657
         850,000      PIMA CNTY AZ INDL DEV AUTH ED              2/1/2015    7.250         848,733         838,933
         500,000      PINAL CNTY ARIZ CTFS PARTN                12/1/2026    5.000         505,017         518,000

                           CLEARWATER INVESTMENT TRUST
            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                                 March 31, 2007

                                                                                                                       Percent
                                                                Maturity    Coupon                      Market            of
   Par/Shares                       Security                      date       rate         Cost         value (a)      net assets
----------------    ----------------------------------------   ----------   ------   -------------   -------------   ------------
         500,000      PINAL CNTY AZ INDL DEV AUTH               10/1/2020    5.250         527,194         534,720
         567,000      PINGREE GROVE VILLAGE IL                   3/1/2015    5.250         562,228         585,320
         225,000      PITT CNTY NC REV                          12/1/2010    5.375         235,487         237,098
         750,000      PLEASANTS CNTY WV POLL CTL                 5/1/2015    6.150         794,132         772,560
       2,000,000      PORT EVERGLADES AUTH FL IMPT               9/1/2016    5.000       2,018,677       2,005,320

         250,000      PORTLAND ME HSG DEV CORP                   8/1/2021    5.700   $     250,000         262,448
         650,000      PORTLAND ME HSG DEV CORP                   8/1/2015    4.875         650,000         648,726
         500,000      POTTER CNTY PA HOSP AUTH REV               8/1/2024    6.050         520,315         508,280
         250,000      PRIVATE COLLEGES&UNIVS AUTH GA            10/1/2014    5.250         258,563         256,300
         250,000      PROVO UT CHARTER SCH REV                  6/15/2037    5.500         250,000         249,978
         450,000      PUERTO RICO COMWLTH HWY                    7/1/2045    4.274         450,000         450,675
         500,000      PUERTO RICO COMWLTH INFRSTRCTR            10/1/2032    5.500         538,392         534,990
         750,000      QUAIL CREEK CMNTY FACS DIST               7/15/2016    5.150         750,000         771,195
         300,000      RED RIVER AUTH TX POLLUTN CTL              7/1/2011    5.200         306,507         302,448
         750,000      RENO SPARKS INDIAN COLONY NV               6/1/2021    5.000         768,751         787,650
         100,000      REUNION EAST CMNTY DEV DIST               11/1/2007    5.900          99,942         100,441
         250,000      RHODE ISLAND ST HLTH & ED BLDG            5/15/2026    5.250         256,202         255,340
         500,000      RICHARDSON TX HOSP AUTH REV               12/1/2028    5.625         516,398         513,640
         250,000      RIVERWOOD ESTATES CMNTY DEV                5/1/2013    5.000         250,000         249,703
         500,000      SACRAMENTO CNTY CA CTFS PARTN             10/1/2027    4.750         500,515         505,105
         250,000      SACRAMENTO CNTY CA SANTN DIST             12/1/2035    3.750         250,000         250,625
         150,000      SALEM OR HOSP FAC AUTH                    8/15/2027    5.000         155,792         157,022
       1,750,000      SAN BERNARDINO CNTY CA CTFS                8/1/2028    5.000       1,800,909       1,779,068
         200,000      SAN DIEGO CA PUB FACS FING                5/15/2025    5.000         202,333         200,268
         375,000      SAN DIEGO CA SWR REV                      5/15/2007    4.800         375,322         375,330
         500,000      SAN FRANCISCO CA CITY & CNTY               5/1/2031    5.125         518,830         520,360
         600,000      SAN JOAQUIN HILLS CA TRNS TOLL            1/15/2030    5.250         610,395         612,582
         250,000      SANTA CLARA CA REDEV TAX ALLOC             6/1/2015    5.000         252,469         250,578
         250,000      SARASOTA NATL CMNTY DEV DIS FL             5/1/2039    5.300         248,127         249,910
       1,000,000      SAYRE PA HLTH CARE FACS AUTH              12/1/2031    5.875       1,058,011       1,078,300
       1,000,000      SAYRE PA HLTH CARE FACS AUTH              12/1/2031    1.000       1,000,000       1,000,000
       1,000,000      SCAGO EDL                                 12/1/2021    5.000       1,054,846       1,052,820
       1,000,000      SCAGO EDL FACS CORP                       12/1/2026    5.000       1,054,846       1,052,010
         255,000      SHELBY CNTY IN JAIL BLDG CORP             7/15/2007    5.300         256,057         256,163
         150,000      SHELBY CNTY TN HLTH EDL & HSG (b)          1/1/2019    5.350         134,966          61,149
         500,000      SHELBY CNTY TN HLTH EDL & HSG              9/1/2026    5.625         496,182         514,255
         500,000      SHELBY CNTY TN HLTH EDL & HSG              9/1/2011    4.900         500,000         501,300
         625,000      SHELBY CNTY TN HLTH EDL & HSG (b)          1/1/2029    5.550         556,863         248,688
         750,000      SHELBY CNTY TN HLTH EDL & HSG              9/1/2016    5.250         744,477         755,678
         250,000      SKAGIT CNTY WA                            12/1/2008    4.650         251,382         250,390
       1,000,000      SKOWHEGAN ME POLLUTN                      11/1/2013    5.900       1,000,000       1,001,730
         500,000      SOUTH CAROLINA JOBS ECON DEV               4/1/2024    5.000         514,630         514,630
         500,000      SOUTH CAROLINA JOBS ECONOMIC              11/1/2030    5.000         518,223         524,735
         695,000      SOUTH CAROLINA JOBS ECONOMIC              11/1/2010    4.650         695,000         696,564
       1,000,000      SOUTH COAST CONSERVANCY DIST               1/1/2028    5.250         993,673       1,068,790
         250,000      SOUTH DAKOTA ST HEALTH & EDL              11/1/2034    5.250         259,875         263,405
         925,000      SOUTH DAKTA ST HEATH & EDL FAC             7/1/2024    3.790         925,000         925,000
         400,000      SOUTH LA PORT COMMN PORT REV               4/1/2017    5.850         420,776         408,336
         170,000      SOUTH LAKE CNTY HOSP DIST FL              10/1/2022    6.000         178,504         178,172
         165,000      SOUTH LAKE CNTY HOSP DIST FLA             10/1/2008    4.250         164,880         165,059
         640,000      SOUTH LAKE CNTY HOSP FL                   10/1/2013    5.500         640,031         678,509
         430,000      SOUTH MIAMI FL HEALTH FACS               11/15/2028    5.000         441,601         438,837
         250,000      SOUTH MIAMI FL HEALTH FACS AUT           11/15/2028    5.200         260,370         261,333
         300,000      SOUTHERN MN MUN PWR AGY SUPPLY             1/1/2013    4.840         300,000         299,199
         250,000      SOUTHWESTERN IL DEV AUTH REV              8/15/2015    5.375         259,107         257,640
         250,000      SOUTHWESTERN IL DEV AUTH REV              11/1/2026    5.625         248,145         254,903
       1,500,000      SOUTHWESTERN IL DEV AUTH REV              8/15/2029    5.625       1,541,715       1,547,085
         190,000      SOUTHWESTERN ILL DEV AUTH REV              4/1/2010    6.000         187,723         188,030
         260,000      SPARKS NEV REDEV AGY TAX                   4/1/2007    4.000         260,000         259,992
         250,000      ST JOHNS CNTY FL INDL DEV                 10/1/2017    5.000         250,000         251,830
         400,000      ST JOSEPH CNTY IND ECONOMIC               5/15/2014    5.750         410,530         417,600
       1,000,000      ST JOSEPH CNTY IND EDL FACS                3/1/2021    5.250       1,028,712       1,013,540
         500,000      ST JOSEPH MO INDL DEV AUTH TAX            11/1/2023    5.375         495,894         508,695
       1,000,000      ST JOSEPH MO INDL DEV AUTH TAX            11/1/2019    5.100         986,247       1,008,030
         800,000      ST LOUIS CNTY MO HSG AUTH (b)             11/1/2014    8.500         800,000         284,384
         500,000      ST LOUIS MO INDL DEV AUTH TAX              5/1/2026    5.125         496,912         502,700
         525,000      ST PAUL MN HSG & REDEV HOSP              11/15/2014    5.250         538,208         547,328
         300,000      STERLING HILL CMNTY DEV DIST               5/1/2011    5.100         300,000         300,918
         430,000      STERLING HILL CMNTY DEV DIST              11/1/2010    5.500         428,622         430,447

         500,000      SULLIVAN CNTY TN HEALTH EDL                9/1/2036    5.250   $     516,931         524,600
         135,000      SUMMIT ACADEMY NORTH MI PUB                7/1/2009    6.250         136,428         141,516
         445,000      SUMMIT ACADEMY NORTH MI PUB               11/1/2011    4.750         445,162         441,191
         177,000      SUNDANCE CMNTY FACS DIST AZ                7/1/2008    5.000         177,000         177,786

                           CLEARWATER INVESTMENT TRUST
            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                                 March 31, 2007

                                                                                                                       Percent
                                                                Maturity    Coupon                      Market            of
   Par/Shares                       Security                      date       rate         Cost         value (a)      net assets
----------------    ----------------------------------------   ----------   ------   -------------   -------------   ------------
         475,000      TAMPA FL REV                              12/1/2023    5.125         482,439         477,883
         500,000      TANGIPAH0A PARISH LA HOSP SVC              2/1/2015    5.375         524,873         533,035
         160,000      TAOS CNTY NM GROSS RCPTS TAX              10/1/2009    3.500         158,862         158,112
         750,000      TARRANT CNTY TX CLUTURAL ED              11/15/2036    6.000         773,351         804,210
       1,000,000      TARRANT CNTY TX CULTURAL ED              11/15/2026    6.000       1,038,600       1,078,770
       1,000,000      TARRANT CNTY TX HLTH FACS DEV             2/15/2022    5.250       1,039,332       1,030,970
         465,000      TARRANT CNTY TX HSG FIN CORP (b)           6/1/2031   10.500         465,000          18,600
         250,000      TEXAS MUN GAS ACQUISITION                12/15/2026    5.038         250,000         250,175
         250,000      TEXAS MUN GAS CORP                       12/15/2026    4.444         250,000         250,313
         180,000      TEXAS ST AFFORDABLE HSG CORP              10/1/2008    4.100         180,000         179,631
         500,000      TEXAS ST PUB FIN AUTH CHARTER              9/1/2018    5.500         500,000         503,135
         800,000      TEXAS STUDENT HSG AUTH REV (b)             1/1/2033   11.000         800,000          40,000
       1,500,000      TISONS LANDING CMNTY DEV DIST             11/1/2011    5.000       1,499,053       1,492,965
         490,000      TOB SECURITIZATION AUTH NORTH              6/1/2023    4.750         476,521         488,927
         300,000      TOBACCO SETTLEMENT FING CO NJ              6/1/2015    5.000         310,755         312,117
       1,000,000      TOBACCO SETTLEMENT FING CORP               6/1/2041    5.000         997,505         976,400
       1,025,000      TOBACCO SETTLEMENT REV MGMT               5/15/2022    6.000       1,058,964       1,090,528
         635,000      TODD CREEK FARMS MET DIST NO 1            12/1/2009    4.750         631,069         633,463
       2,000,000      TRAVIS CNTY TX HEALTH FACS DEV           11/15/2035    4.750       2,000,000       1,999,920
         840,000      TRAVIS CNTY TX HSG FIN CORP  (b)           6/1/2035    9.250         840,000         477,842
         500,000      TWIN VALLEY PUB PWR RV                    9/15/2022    5.250         510,550         501,905
         855,000      TYLER TX HEALTH FACS DEV CORP             11/1/2027    5.375         897,396         891,893
         200,000      UNIVERSITY CITY MO INDL DEV AU           12/20/2030    6.000         211,344         201,786
       1,000,000      UNIVERSITY FL RESH FNDTN INC               9/1/2033    5.125       1,034,768       1,025,660
       1,250,000      VERANO CTR CMNTY DEV DIST FL              11/1/2012    5.000       1,250,000       1,244,838
         130,000      VERMONT EDL & HLTH BLDGS AGY              6/15/2007    4.375         129,992         129,796
         300,000      VERRADO CMNTY FACS DIST NO 1              7/15/2013    6.000         300,000         320,754
       2,000,000      VIRGINIA ST HSG DEV AUTH                   7/1/2036    5.375       2,095,609       2,098,060
         250,000      VISTANCIA CMNTY FACS DIST AZ              7/15/2008    4.150         250,000         250,513
         350,000      WASHINGTON CNTY IA HOSP REV                7/1/2017    5.250         349,714         360,969
         750,000      WASHINGTON CNTY OK MED AUTH               11/1/2010    5.500         765,563         758,438
       1,000,000      WASHINGTON CNTY PA AUTH REV               12/1/2029    6.150       1,062,756       1,078,250
         500,000      WASHINGTON ST                              7/1/2022    5.000         516,267         520,935
         650,000      WASHINGTON ST HSG FIN COMMN                1/1/2013    5.100         650,000         651,437
       1,150,000      WASHINGTON ST HSG FIN COMMN                1/1/2017    5.250       1,145,569       1,165,675
         500,000      WATERS EDGE CMNTY DEV DIST                11/1/2012    5.000         500,241         497,935
         605,000      WATSON RD CMNTY FACS DIST AZ               7/1/2008    4.600         605,704         605,169
         750,000      WEATHERFORD HOSP AUTH OK REV               5/1/2016    6.000         768,736         796,538
         125,000      WELD CNTY CO CTFS PARTN                  12/15/2019    5.125         127,846         129,588
         250,000      WEST VLGS IMPT DIST FLA REV                5/1/2037    5.500         250,000         250,878
       1,000,000      WESTERN GENERATION AGY OR                  1/1/2021    5.000       1,011,618       1,009,350
         200,000      WESTPARK CMNTY FACS DIST AZ               7/15/2016    4.900         200,000         201,516
         500,000      WHITEHOUSE TX INDPT SCH DIST (c)          2/15/2025    4.650         219,930         214,240
          60,000      WHITMORE LAKE MI PUB SCH DIST              5/1/2028    5.000          62,424          63,145
         940,000      WHITMORE LAKE MI PUB SCH DIST              5/1/2028    5.000         977,981       1,005,753
         500,000      WI ST HEALTH EDL FACS                      6/1/2028    5.700         520,601         514,965
         255,000      WILL CNTY IL SPL ED JT                     1/1/2021    5.500         266,106         276,525
         500,000      WINKLER COUNTY TX                         2/15/2031    5.250         516,883         531,110
         460,000      WISCONSIN HEALTH & EDL FACS               8/15/2016    4.600         458,592         463,501
       1,000,000      WISCONSIN HEALTH & EDL FACS               12/1/2034    4.750       1,000,000       1,000,440
         250,000      WISCONSIN ST HEALTH & EDL                11/15/2032    6.000         269,271         271,460
          90,000      WISCONSIN ST HEALTH & EDL FACS             9/1/2007    3.750          90,000          89,933
         235,000      WISCONSIN ST HEALTH & EDL FACS           11/15/2023    6.000         251,631         255,647
         250,000      WISCONSIN ST HEALTH & EDL FACS             3/1/2015    4.650         250,000         251,505
         250,000      WISCONSIN ST HEALTH & EDL FACS            2/15/2034    5.375         255,821         264,348
         250,000      WISCONSIN ST HEALTH & EDL FACS            10/1/2013    4.500         248,601         252,740
         250,000      WISCONSIN ST HEALTH & EDL FACS             7/1/2026    5.000         259,550         259,455
         350,000      WISCONSIN ST HEALTH & EDL FACS             7/1/2021    6.000         360,226         371,756
         350,000      WISCONSIN ST HEALTH & EDL FACS            5/15/2029    5.125         361,958         361,046
         400,000      WISCONSIN ST HEALTH & EDL FACS             9/1/2015    5.000         400,000         403,356

         450,000      WISCONSIN ST HEALTH & EDL FACS             7/1/2017    6.000   $     463,893         479,948
         500,000      WISCONSIN ST HEALTH & EDL FACS           12/15/2020    5.500         530,752         515,535
       1,150,000      WOODHILL PUB FAC CORP TEX                 12/1/2015    7.250       1,135,385       1,142,192
         250,000      YORK CNTY PA INDL DEV AUTH REV            10/1/2019    6.450         250,000         250,568
         400,000      ZEPHYR RIDGE CMNTY DEV DIST FL             5/1/2013    5.250         400,915         399,260
                                                                                     -------------     -----------
                                                                                       286,241,026     285,999,748         95.53%
                                                                                     -------------     -----------
                    Cash equivalents:
       6,312,029      SSGA FDS                                 12/31/2030    3.040       6,312,029       6,312,029          2.11%
                                                                                     -------------     -----------   -----------
                      Grand total (d)                                                $ 299,006,927     298,919,879         99.85%
                                                                                     =============     ===========

                           CLEARWATER INVESTMENT TRUST
            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                                 March 31, 2007

Notes to investments in securities:

      (a)   Securities are valued in accordance with procedures described in note 2 to the December 31, 2006 financial statements.

      (b) Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

      (c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

      (d) At March 31, 2007, the cost for federal income tax purposes was $299,006,927. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

                Gross unrealized appreciation                                        $   3,564,683
                Gross unrealized depreciation                                           (3,651,730)
                                                                                     -------------
                   Net unrealized appreciation                                       $     (87,048)
                                                                                     =============

      (e) This security is being fair-valued according to procedures adopted by the Board of Trustees.

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

                  Geographical diversification           Percent
             --------------------------------------   -------------
             Texas                                            11.27
             Illinois                                         10.50
             Florida                                          10.49
             California                                        6.32
             Pennsylvania                                      4.49
             Wisconsin                                         3.23
             Arizona                                           3.20
             Colorado                                          2.83
             Indiana                                           2.66
             Tennessee                                         2.63
             Missouri                                          2.59
             Other                                            39.79
                                                      -------------
                                                             100.00
                                                      =============

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d)under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES
                           [See General Instruction F]

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CLEARWATER INVESTMENT TRUST

By: (Signature and Title)* /s/George H. Weyerhaeuser, Jr.
                           ------------------------------

                           George H. Weyerhaeuser, Jr.

                           Chief Executive Officer and Treasurer

Date: May 21, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)* /s/George H. Weyerhaeuser, Jr.
                           ------------------------------

                           George H. Weyerhaeuser, Jr.

                           Chief Executive Officer

Date: May 21, 2007

By: (Signature and Title)* /s/George H. Weyerhaeuser, Jr.
                           ------------------------------

                           George H. Weyerhaeuser, Jr.

                           Treasurer

Date: May 21, 2007

* Print the name and title of each signing officer under his or her signature.